O’Shaughnessy Funds
O’Shaughnessy All Cap Core Fund
O’Shaughnessy Enhanced Dividend Fund
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
1-877-291-7827
July 11, 2019
Dear Shareholder,
We are sending this information to you because you are a shareholder of either one or both of the following funds: the O’Shaughnessy All Cap Core Fund (the “All Cap Core Fund”) and the O’Shaughnessy Enhanced Dividend Fund (the “Enhanced Dividend Fund”) and together with the All Cap Core Fund, each is an “Acquired Fund”), each a series of Advisors Series Trust (the “Trust”). After careful consideration, O’Shaughnessy Asset Management, LLC (“OSAM” or the “Adviser”), each Acquired Fund’s investment adviser, recommended, and the Board of Trustees (the “Board”) approved, the reorganization of each Acquired Fund into the O’Shaughnessy Market Leaders Value Fund (the “Market Leaders Value Fund” or the “Acquiring Fund”), also an existing series of the Trust (each a “Reorganization” and together the “Reorganizations”). OSAM also serves as the investment adviser to the Acquiring Fund and the same portfolio managers are responsible for day-to-day management of each of the Acquired Funds and the Acquiring Fund. The Acquired Funds and the Acquiring Fund have similar, but not identical investment objectives and principal investment strategies.
As further explained in the enclosed information statement/prospectus, upon satisfaction of the conditions set forth in each Agreement and Plan of Reorganization (the “Reorganization Agreement”), shareholders of Class A, Class C or Class I shares of the All Cap Core Fund and shareholders of Class I shares of the Enhanced Dividend Fund will receive the equivalent aggregate net asset value of Class I shares of the Market Leaders Value Fund that the shareholder held immediately prior to the Reorganization. The shares of the Market Leaders Value Fund will then be distributed to the shareholders of each Acquired Fund in complete liquidation of each Acquired Fund.
This exchange is expected to be a tax-free exchange for shareholders for federal income tax purposes. The expenses relating to the Reorganization Agreements (including brokerage costs, if any), including the costs associated with the delivery of this information statement/prospectus, will be borne by OSAM.
OSAM and the Board believe that each Reorganization is in the best interests of the applicable Acquired Fund and the Acquiring Fund and their respective shareholders, and that the interests of their respective shareholders will not be diluted as a result of the Reorganization. A discussion of the factors considered by the Board is included in the enclosed information statement/prospectus.
If you do not want to participate in the Reorganization, you may redeem your shares of the All Cap Core Fund or the Enhanced Dividend Fund in the ordinary course until the last business day before the closing. Redemption requests received after that time will be treated as redemption requests for shares of the Market Leaders Value Fund received in connection with the Reorganizations.
More information on the Market Leaders Value Fund, reasons for the proposed Reorganizations, and expected benefits to the Acquired Funds’ shareholders is contained in the enclosed information statement/prospectus. You should review the information statement/prospectus carefully and retain it for future reference. We are providing this document for your information only, since shareholder approval is not required to effect the Reorganizations. The Reorganizations are expected to close on or about July 26, 2019.
Sincerely,
/s/ Chris Loveless
Chris Loveless, President
O’Shaughnessy Asset Management, LLC

INFORMATION STATEMENT/PROSPECTUS
July 15, 2019
REORGANIZATION OF
O’SHAUGHNESSY ALL CAP CORE FUND
O’SHAUGHNESSY ENHANCED DIVIDEND FUND
Series of Advisors Series Trust
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
1-877-291-7827

IN EXCHANGE FOR SHARES OF
O’SHAUGHNESSY MARKET LEADERS VALUE FUND
A series of Advisors Series Trust
c/o U.S. Bank Global Services
P.O. Box 701
Milwaukee, WI 53201-0701
1-877-291-7827

WE ARE NOT ASKING YOU FOR A PROXY AND
YOU ARE REQUESTED NOT TO SEND US A PROXY
This information statement/prospectus is being furnished to shareholders of the O’Shaughnessy All Cap Core Fund (the “All Cap Core Fund”) and the O’Shaughnessy Enhanced Dividend Fund (the “Enhanced Dividend Fund” and, together with the All Cap Core Fund, each an “Acquired Fund”), each a series of Advisors Series Trust (“AST” or the “Trust”), in connection with an Agreement and Plan of Reorganization (each a “Reorganization Agreement”) by and between AST, on behalf of the O’Shaughnessy Market Leaders Value Fund (the “Market Leaders Value Fund” or the “Acquiring Fund”), also a series of AST, and AST, on behalf of each Acquired Fund. The Reorganization Agreements provide for the reorganization of each of the All Cap Core Fund and the Enhanced Dividend Fund into the Market Leaders Value Fund (each a “Reorganization” and together, the “Reorganizations”). AST is an open-end investment management company organized as a Delaware statutory trust. O’Shaughnessy Asset Management, LLC (“OSAM” or the “Adviser”) is the investment adviser to, and the same portfolio managers are responsible for the day-to-day management of, both the Acquired Funds and the Acquiring Fund. OSAM will continue to be responsible for providing investment advisory and portfolio management services to the Market Leaders Value Fund following the Reorganizations.
If you need additional copies of this information statement/prospectus, please contact the All Cap Core Fund or the Enhanced Dividend Fund at 1-877-291-7827 or in writing at O’Shaughnessy All Cap Core Fund or O’Shaughnessy Enhanced Dividend Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. Additional copies of this information statement/prospectus will be delivered to you promptly upon request. For a free copy of the All Cap Core Fund or the Enhanced Dividend Fund’s annual report for the fiscal year ended July 31, 2018, or their most recent semi-annual report, please contact the All Cap Core Fund or the Enhanced Dividend Fund at 1-877-291-7827 or in writing at O’Shaughnessy All Cap Core Fund or O’Shaughnessy Enhanced Dividend Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
How the Reorganizations Will Work

•	Each Acquired Fund will transfer all of its assets and liabilities to the Acquiring Fund.

•
The Acquiring Fund will issue that number of shares of its common stock to each Acquired Fund in an amount that will equal, in aggregate net asset value, the aggregate net asset value of the shares of the respective Acquired Fund on the last business day preceding the closing of the Reorganizations.

•
The Acquiring Fund will open accounts for the Acquired Funds’ shareholders, crediting the shareholders, in exchange for their shares of each Acquired Fund, with that number of full and fractional shares of the Acquiring

i

Fund that are equivalent in aggregate net asset value to the aggregate net asset value of the shareholders’ shares in each Acquired Fund at the time of the Reorganizations.

•	AST will then dissolve each Acquired Fund.

OSAM and the AST Board of Trustees (the “Board” or the “Trustees”), who serve as the Trustees for all three Funds, carefully considered the proposed Reorganizations, as well as potential alternatives for each of the All Cap Core Fund and the Enhanced Dividend Fund, including the liquidation of each of the All Cap Core Fund and the Enhanced Dividend Fund and the continued viability of each of the All Cap Core Fund and the Enhanced Dividend Fund as stand-alone entities. After careful consideration, the Board approved the Reorganizations. A copy of the form of the Reorganization Agreement is attached to this information statement/prospectus as Appendix A. The Reorganization Agreements are not required to be approved by the shareholders of either the All Cap Core Fund or the Enhanced Dividend Fund. Accordingly, shareholders of the All Cap Core Fund and the Enhanced Dividend Fund are not being asked to vote on or approve their respective Reorganization Agreement.
This information statement/prospectus sets forth the basic information regarding the Reorganizations. You should read it and keep it for future reference.
For simplicity, actions are described in this information statement/prospectus as being taken by either the All Cap Core Fund and the Enhanced Dividend Fund or the Market Leaders Value Fund (which are collectively referred to as the “Funds” and are each referred to as a “Fund”), although all actions are actually taken by AST on behalf of the Funds.
The following documents have been filed with the U.S. Securities and Exchange Commission (the “SEC”) and are incorporated by reference in this information statement/prospectus:

•
The Prospectuses and Statement of Additional Information for the All Cap Core Fund, the Enhanced Dividend Fund and the Market Leaders Value Fund, dated November 28, 2018, are incorporated by reference to Post-Effective Amendment No. 860 to AST’s Registration Statement on Form N‑1A (File No. 811‑07959), filed with the SEC on November 28, 2018, as supplemented on March 18, 2019 with regard to the Market Leaders Value Fund.

•
The audited financial statements of the All Cap Core Fund, the Enhanced Dividend Fund and the Market Leaders Value Fund dated July 31, 2018, are incorporated by reference to the Annual Report of the Funds for the fiscal year ended July 31, 2018, filed on Form N-CSR (File No. 811‑07959) with the SEC on October 11, 2018 and the unaudited financial statements of the All Cap Core Fund, the Enhanced Dividend Fund and the Market Leaders Value Fund dated January 31, 2019, are incorporated by reference to the Semi-Annual Report of the Funds for the fiscal period ended January 31, 2019, filed on Form N-CSRS (File No. 811-07959) with the SEC on April 11, 2019.

•	The Statement of Additional Information relating to this information statement/prospectus dated July 15, 2019.
This information statement/prospectus will be mailed on or about July 15, 2019 to shareholders of record of the All Cap Core Fund and the Enhanced Dividend Fund as of June 26, 2019 (the “Record Date”).
Copies of these materials and other information about AST, the All Cap Core Fund, the Enhanced Dividend Fund and the Market Leaders Value Fund are available upon request and without charge by writing to the addresses below or by calling the telephone numbers listed as follows:
O’Shaughnessy Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
1-877-291-7827 (toll free)

ii

Shareholder approval is not required to effect the Reorganization. No action on your part is required to effect the Reorganization.
The SEC has not approved or disapproved the Market Leaders Value Fund shares to be issued in the Reorganization nor has it passed on the accuracy or adequacy of this information statement/prospectus. Any representation to the contrary is a criminal offense.
No person has been authorized to give any information or to make any representations other than those contained in this information statement/prospectus and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds.
_____________________________________

iii

SUMMARY
The following is a summary of more complete information appearing later in this information statement/prospectus or incorporated herein. You should read carefully the entire information statement/prospectus, including the Reorganization Agreement, the form of which is attached as Appendix A, because it contains details that are not in the summary.
The Board, including the Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) (the “Independent Trustees”), on behalf of each Acquired Fund and the Acquiring Fund, has approved the Reorganization Agreement. The Reorganization Agreement provides for:

•	the transfer of all of the assets and liabilities of an Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund;

•	the distribution of such shares to the Acquired Fund’s shareholders; and

•	the termination of the Acquired Fund as a separate series of the Trust.
If the Reorganizations are completed, shareholders of Class A, Class C and Class I shares of the All Cap Core Fund will receive Class I shares of the Market Leaders Value Fund and shareholders of Class I shares of the Enhanced Dividend Fund will receive Class I shares of the Market Leaders Value Fund. Each Acquired Fund shareholder will receive Class I shares of the Acquiring Fund with an aggregate net asset value equal to the aggregate net asset value of their Acquired Fund shares immediately prior to the Reorganizations.
Each Reorganization is expected to be a tax-free reorganization for federal income tax purposes under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). For information on the tax consequences of the Reorganizations, see the sections entitled “Summary – Federal Income Tax Consequences of the Reorganization” and “Information About the Reorganization – Federal Income Tax Consequences” in this information statement/prospectus.
In approving the Reorganization Agreement, the Board, on behalf of each Acquired Fund, determined that the Reorganization is in the best interests of the Acquired Fund and its shareholders and that the interests of the Acquired Fund’s shareholders will not be diluted as a result of the Reorganization. The factors considered by the Board with respect to the Reorganizations include, but are not limited to, the following:

•
The small sizes of the All Cap Core Fund and the Enhanced Dividend Fund, their limited shareholder bases and the Adviser’s views as to the limited prospects for future asset growth in the Funds. In this regard, the Board took into account the Adviser’s views that the Acquired Funds were not viable at their current asset size and that the Adviser was unwilling to continue to support the expenses of the Funds indefinitely if the Funds are unable to reach a sufficient asset size to become self-sustaining;

•
The fact that the fundamental investment restrictions are identical between the three Funds and that the Funds have similar, but not identical, investment objectives and principal investment strategies;

•
The Market Leaders Value Fund has the same investment adviser and portfolio managers responsible for day-to-day management as the All Cap Core Fund and the Enhanced Dividend Fund and the AST Board will continue to oversee the Market Leaders Value Fund;

•
While the Market Leaders Value Fund has been in existence for a shorter time than the All Cap Core Fund and the Enhanced Dividend Fund, with only three years of performance and only two full years of calendar performance, the relative performance of the Acquiring Fund and each of the Acquired Funds over that period.

•
The investment advisory contract for the three Funds is the same and the current effective management fee for the Market Leaders Fund is lower than the management fee for the All Cap Core Fund and the Enhanced Dividend Fund;

•	That the total annual fund operating expenses of the Market Leaders Value Fund are currently lower than those of the All Cap Core Fund and the Enhanced Dividend Fund;

•
The Reorganizations may result in certain economies of scale for the Market Leaders Value Fund and the total net operating expense ratio for the Market Leaders Value Fund is expected to remain lower than the All Cap Core Fund and the Enhanced Dividend Fund following the Reorganization;

•
Class A, Class C and Class I shareholders of the All Cap Core Fund and Class I shareholders of the Enhanced Dividend Fund will receive Class I shares of the Market Leaders Value Fund, which do not charge Rule 12b-1 fees or sales loads;

•
Due to the size of the Market Leaders Value Fund and the fact that the combined Fund will be following its investment strategies, the Market Leaders Value Fund will be the accounting/performance survivor in the Reorganization;

•	The Reorganizations, as contemplated by the Reorganization Agreement, will be tax-free reorganizations; and

•
The explicit transaction costs associated with the repositioning of the Market Leaders Value Fund’s portfolio in connection with the Reorganizations and other costs of the Reorganization, as set forth in the Reorganization Agreement, will be borne by OSAM.

Comparison of the All Cap Core Fund and the Enhanced Dividend Fund to the Market Leaders Value Fund

	All Cap Core Fund Acquired Fund	Enhanced Dividend Fund Acquired Fund	Market Leaders Value Fund Acquiring Fund
Form of Organization	A diversified series of AST, an open-end investment management company organized as a Delaware statutory trust.	Same.	Same.
Net Assets as of June 26, 2019	$8,203,195	$3,941,618	$186,705,164
Investment Adviser and Portfolio Managers
Investment Adviser: O’Shaughnessy Asset Management, LLC

Portfolio Managers: James O’Shaughnessy, Principal, Chairman and Chief Investment Officer, Patrick O’Shaughnessy, Principal and Chief Executive Officer, Scott Bartone, Principal and Director of Portfolio Management and Operations and Christopher Meredith, Principal and Director of Research, are the portfolio managers primarily responsible for the day-to-day management of the Fund.
		Same.	Same.

	All Cap Core Fund Acquired Fund	Enhanced Dividend Fund Acquired Fund	Market Leaders Value Fund Acquiring Fund
Annual Operating Expenses as a Percentage of Average Net Assets for the Fiscal Year
The Fund’s Class A shares have a voluntary expense cap of 0.85%. The actual Total Annual Operating Expenses for the fiscal year ended July 31, 2018, for Class A shares were 2.96%.
The Fund’s Class C shares have a voluntary expense cap of 1.60%. The actual Total Annual Operating Expenses as presented in the most recent prospectus for Class C shares were 3.75%.
The Fund’s Class I shares have a voluntary expense cap of 0.60%. The actual Total Annual Operating Expenses for the fiscal year ended July 31, 2018, for Class I shares were 2.72%.
The Fund’s Class I shares have a contractual expense cap of 0.99%. The actual Total Annual Operating Expenses for the fiscal year ended July 31, 2018, for Class I shares were 2.20%.
The Fund’s Class I shares have a contractual expense cap of 0.65%; however as of March 31, 2019, the Fund is operating below its expense cap and total annual fund operating expenses were 0.59%. Following the Reorganization, total operating expenses are estimated to be 0.55%.

Investment Objective	The All Cap Core Fund’s investment objective is to seek long-term capital appreciation.	The Enhanced Dividend Fund’s investment objective is to seek long-term capital appreciation and income.	The Market Leaders Value Fund’s investment objective is to seek long-term capital appreciation and current income.

	All Cap Core Fund Acquired Fund	Enhanced Dividend Fund Acquired Fund	Market Leaders Value Fund Acquiring Fund
Principal Investment Strategies
Under normal market conditions, the All Cap Core Fund invests primarily in a diversified portfolio of common stocks and other equity securities of companies of all sizes.

The All Cap Core Fund invests primarily in common stocks and other equity securities, including preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts. The Fund may invest up to 50% of its total assets in the securities of foreign issuers, including those in emerging markets, and may invest up to 10% of its total assets in real estate investment trusts (“REITs”) or foreign real estate companies. The Fund may invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”). The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

Under normal market conditions, the Enhanced Dividend Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in dividend-paying securities. Shareholders will receive at least 60 days’ prior written notice before a change in this 80% policy. Such dividend-paying securities primarily include common stocks and other equity securities, including preferred stocks, convertible securities, and rights and warrants to purchase common stock, of medium to large capitalization companies listed on U.S. exchanges. Dividend-paying securities also include depositary receipts of foreign based companies (i.e., American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), etc.) whose common stock is not itself listed on a U.S. exchange. The Fund may also invest up to 25% of its total assets in equity securities of small capitalization companies which the Adviser defines by reference to those companies within the capitalization range of the Russell 2000® Index (which consisted of companies with capitalizations from approximately $8.6 million up to approximately $6.2 billion as of August 31, 2018).

The Fund may invest a portion or all of its total assets in the securities of foreign issuers, including those in emerging markets and may invest up to 10% of its total assets in real estate investment trusts (“REITs”) and foreign real estate companies. The Fund may also invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).

Under normal market conditions, the Market Leaders Value Fund invests primarily in a diversified portfolio of common stocks and other equity securities of companies of all sizes, including but not limited to, American Depositary Receipts (“ADRs”), preferred stocks, limited partnerships, and convertible securities.

The Market Leaders Value Fund will primarily invest in common stocks of U.S. issuers but may also invest up to 20% of its total assets in common stocks of foreign securities and issuers, which may also include issuers located in emerging markets and frontier markets, also known as “pre-emerging markets,” as defined by countries listed on the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index and/or the MSCI Frontier Markets Index. The Fund may also invest up to 20% of its total assets in depositary receipts of foreign based companies (i.e. ADRs, European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), etc.) whose common stock is not itself listed on a U.S. exchange. Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. The Fund may invest up to 25% of its total assets in real estate investment trusts (“REITs”) or foreign real estate companies. The Fund may invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).

	All Cap Core Fund Acquired Fund	Enhanced Dividend Fund Acquired Fund	Market Leaders Value Fund Acquiring Fund
Investment Strategies and Process
The Adviser employs a proprietary quantitatively-driven approach to security selection based on research and analysis of historical data. The Adviser screens securities for attractive growth and value characteristics using a factor-based model. In selecting value securities, the Adviser evaluates factors that may include, but are not limited to: market capitalization, fair valuations, strong financial strength, strong earnings growth and consistently positive momentum. In selecting growth securities, the Adviser evaluates factors that may include, but are not limited to: market capitalization, trading volume, valuation metrics, earnings and price momentum over time. The Adviser may eliminate or substitute factors at its discretion. Portfolio securities may be sold generally upon periodic rebalancings of the Fund’s portfolio. For selling decisions, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria. The Fund may from time to time emphasize investment in certain sectors of the market.

The Adviser screens securities using a factor-based model that seeks to identify market leading companies by analysis of a number of factors including, but not limited to, fair valuations, strong financial strength, market capitalization and volume. The Adviser may eliminate or substitute factors at its discretion. From this group of securities, the Adviser then employs a proprietary quantitatively-driven approach to security selection based on research and analysis of historical data (for example, companies’ past dividend yields and dividend yield rankings) to identify those securities with high dividend yields. Finally, the Adviser employs an “enhanced” strategy by overweighting those securities that it believes have the highest dividend yields. Portfolio securities may be sold generally upon periodic rebalancings of the Enhanced Dividend Fund’s portfolio. For selling decisions, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria. The Fund may from time to time emphasize investment in certain sectors of the market. As of July 31, 2018, 25% of the Fund’s total investments were invested in the financial sector.

The Adviser employs a bottom-up, quantitative, factor-based approach to security selection based on research and analysis of historical data. The Adviser may eliminate or substitute factors at its discretion. Portfolio securities may be sold generally upon periodic rebalancings of the Fund’s portfolio. For selling decisions, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria. The Fund may from time to time emphasize investment in certain sectors of the market. As of July 31, 2018, 31% of the Fund’s total investments were invested in the financial sector.

The Adviser screens securities using a factor-based model that seeks to identify market leading companies by analysis of a number of factors including, but not limited to, low valuations, strong financial strength, conservative earnings reporting (earnings quality), strong earnings growth, market capitalization and volume. The Market Leaders Value Fund selects companies that offer a strong “shareholder yield” - the combination of dividend yield and the rate at which the company is buying back shares of its stock - at the time of initial purchase. While stocks often have both a strong dividend yield and a high rate of share repurchases, that may not always be the case. An individual stock may be deemed to be attractive even if its entire shareholder yield is generated from either dividends or share repurchases. Due to ongoing research, the Adviser may modify the characteristics utilized in the investment strategy, without prior notice to shareholders, in order to better achieve the investment objective.

	All Cap Core Fund Acquired Fund	Enhanced Dividend Fund Acquired Fund	Market Leaders Value Fund Acquiring Fund
Cash or Temporary Investments
The All Cap Core Fund may also invest up to 100% of the Fund’s total assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments for temporary defensive purposes. The Fund may also invest up to 50% of its total assets in ETFs that are aligned with the Fund’s principal investment strategies, for temporary defensive purposes.
		Same.	Same.
Fundamental and Non-Fundamental Investment Policies and Restrictions
For a more complete description of the Fund’s fundamental and non-fundamental investment policies and restrictions, see Appendix B.

In general, the Fund has adopted fundamental policies that, subject to certain exceptions, limit or restrict the Fund with respect to the following activities: (1) with respect to 75% of its assets, purchasing more than a certain amount in any one issuer, (2) borrowing money, (3) issuing senior securities, (4) acting as an underwriter of securities issued by others, (5) concentrating its investments in any particular industry or group of industries, (6) investing directly in real estate or interests in real estate, (7) purchasing or selling physical commodities, and (8) lending any security or making any other loan.

The Fund has adopted non-fundamental policies that, subject to certain exceptions, limit or restrict the Fund with respect to the following activities: (1) investing in companies for the purpose of exercising control of management, (2) purchase securities on margin or make short sales, and (3) hold more than 15% of its net assets in illiquid securities.

The Fund is a diversified series of the Trust.

Same, except the Enhanced Dividend Fund has an additional non-fundamental policy that it will not make any change to its investment policy of investing at least 80% of its net assets in investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least 60 days’ prior written notice.
Same.

	All Cap Core Fund Acquired Fund	Enhanced Dividend Fund Acquired Fund	Market Leaders Value Fund Acquiring Fund
Management and Other Fees
Management Fee.  The Fund pays a management fee to OSAM at an annual rate of 0.55% of the Fund’s average daily net assets.

Administration Fees. The Fund pays a separate fee for administration, fund accounting and transfer agency services to U.S. Bank Global Fund Services (“Fund Services”). Additionally, the Fund pays separate fees for custodial services to U.S. Bank National Association (“US Bank”).
Management Fee. The Fund pays a management fee to OSAM at an annual rate of 0.65% of the Fund’s average daily net assets. Administration Fees. Same.
Management Fee.  The Fund pays a management fee to OSAM at an annual rate of 0.55% of the Fund’s average daily net assets up to $25 million, 0.45% of average net assets on the next $75 million, and 0.35% of average net assets in excess of $100 million.

Administration Fees. Same.

Sales Charges
Class A. Class A shares of the Fund are retail shares that require that you pay a sales charge when you invest in the Fund unless you qualify for a reduction or waiver of the sales charge. Sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint thresholds,” as follows:

* Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.
** U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) will assess a 1.00% CDSC on purchases of $1,000,000 or more as well as on transactions in accounts with an aggregated value of $1,000,000 or more if they are redeemed within twelve months of purchase, unless the dealer of record waived its commission. The CDSC will be based on the value of your shares at the time of original purchase or their current market value, whichever is less.

		Not applicable.	Not applicable.
Distribution and Rule 12b-1 Fees
Quasar Distributors, LLC provides distribution services to the Fund. The Fund has adopted a Rule 12b-1 Plan under which the Class A shares of the Fund pay the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of 0.25% of the average daily net assets of a Fund’s Class A shares and at an annual rate of 1.00% of the average daily net assets of a Fund’s Class C shares.
		Not applicable.	Not applicable.

	All Cap Core Fund Acquired Fund	Enhanced Dividend Fund Acquired Fund	Market Leaders Value Fund Acquiring Fund
Expense Limitations
OSAM has agreed to temporarily pay for all operating expenses (excluding acquired fund fees and expenses (“AFFE”), interest, taxes and extraordinary expenses) incurred by the All Cap Core Fund through at least November 27, 2019, to the extent necessary to limit Total Annual Fund Operating Expenses for the Fund to 0.85% of the average daily net assets of Class A shares, 1.60% of the average daily net assets of Class C shares and 0.60% of the average daily net assets of Class I shares (the “expense limitation”). The expense limitation may be discontinued at any time after November 27, 2019.

OSAM has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 0.99% of average daily net assets of the Fund’s Class I shares (the “Expense Cap”). The Expense Cap will remain in effect through at least November 27, 2019, and may be terminated only by the Board.

OSAM has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 0.65% of average daily net assets of the Fund’s Class I shares (the “Expense Cap”). The Expense Cap will remain in effect through at least November 27, 2019, and may be terminated only by the Board.

OSAM has agreed to retain the Expense Cap for the Market Leaders Value Fund following the Reorganization until at least November 27, 2020.

Buying Shares	You may buy shares directly from the Fund through its transfer agent or through third-party financial intermediaries.	Same.	Same.
Exchange Privilege	You may exchange your Fund shares of the same class for shares of other OSAM Funds.	Same.	Same.
Selling Shares
Shares of the Fund will be sold at the net asset value per share calculated after the Fund receives your request in good order.

If the account is registered in your name, you may sell your shares by contacting the Fund by mail or telephone as described in detail in the Fund’s Prospectus. Redemptions may also be made through third-party financial intermediaries, such as fund supermarkets or broker-dealers, who may charge a commission or other transaction fee.
		Same.	Same.

Comparison of the Funds’ Principal Investment Strategies and Processes

The All Cap Core Fund, the Enhanced Dividend Fund and the Market Leaders Value Fund have similar, although not identical, investment objectives and principal investment strategies. All three Funds invest primarily in common stocks and other equity securities, such as preferred stocks and convertible securities. However, the Enhanced Dividend Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in dividend-paying equity securities. While all three Funds may invest in equity securities of any size market capitalization, the Enhanced Dividend Fund has a limit of 25% of its total assets in small capitalization companies. All three Funds may invest up to 10% of total assets in other investment companies or exchange-traded funds (“ETFs”). All three Funds may invest in foreign securities and REITs. However, the All Cap Core Fund limits foreign securities and REIT investments to 50% and 10% of its portfolio, respectively. While the Enhanced Dividend Fund has no limit for foreign securities, it also limits REIT investments to 10%. The Market Leaders Value Fund limits foreign securities to 20% of the portfolio and REIT investments to 25%. All three Funds are diversified and have identical fundamental investment restrictions. All three Funds may temporarily hold cash or cash equivalents for temporary defensive purposes and each may also invest up to 50% of its total assets in ETFs that are aligned with the Fund’s principal investment strategies, for temporary defensive purposes.

With regard to investment process, all three Funds use quantitative, factor-based models based on research and analysis of historical data. For all three Funds, the Adviser may eliminate or substitute factors at its discretion and all portfolios have periodic rebalancing. Additionally, for all three Funds the Adviser may emphasize investments in certain sectors of the market. The factors the Adviser considers for each Fund are not identical. The All Cap Core Fund specifically screens for value and growth securities. The Enhanced Dividend Fund identifies securities with high dividend yields and enhances the strategy by overweighting dividend yielding securities. The Market Leaders Value Fund uses a factor-based model and then screens companies specifically for shareholder yield.

Comparison of Principal Risks of Investing in the Funds
A discussion regarding certain principal risks of investing in the Funds is set forth below. Where applicable, differences between the All Cap Core Fund, the Enhanced Dividend Fund and the Market Leaders Value Fund have been highlighted. The Funds have similar principal risks and risk profiles, although there are some differences. Although all three Funds, may emphasize investments in certain sectors, currently the Enhanced Dividend Fund and Market Leaders Value Fund are invested heavily in the financial sector. “Portfolio Turnover Risk” is only a principal risk with respect to the All Cap Core Fund and “Frontier Markets Risk” and “Value Style Investing Risk” are only principal risks with respect to the Market Leaders Value Fund. Although all three Funds may invest in foreign securities and emerging markets, the All Cap Core Fund and Market Leaders Value Fund have limits on foreign investments whereas the Enhanced Dividend Fund does not.
This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the Funds’ Prospectus and the Statement of Additional Information. As with all mutual funds, there is the risk that you could lose all or a portion of your investment in a Fund. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:
Principal Risks of Investing in the All Cap Core Fund, the Enhanced Dividend Fund and the Market Leaders Value Fund

Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. The values of convertible securities tend to decline as interest rates rise and, because of the conversion feature, tend to vary with fluctuations in the market value of the underlying equity security.

Management Risk. The Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to meet the Fund’s investment objective.

Sector Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

Foreign Securities and Emerging Markets Risk. The risks of investing in the securities of foreign issuers, including emerging market issuers and depositary receipts, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues. These risks are greater in emerging markets.

Depositary Receipt Risk. The Fund’s equity investments may take the form of sponsored or unsponsored depositary receipts. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Large-Sized Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Small- and Medium-Sized Companies Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

REITs and Foreign Real Estate Company Risk. Investing in REITs and foreign real estate companies makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as tax compliance risks, and may involve duplication of management fees and other expenses. REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Investment Company Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

Principal Risk of Investing in the Enhanced Dividend Fund and the Market Leaders Value Fund

Financial Sector Risk. The Fund currently invests a significant portion of its assets in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital. During the recent market downturn, numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations.

Principal Risk of Investing in the All Cap Core Fund Only

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. High portfolio turnover also necessarily results in greater transaction costs which may reduce All Cap Core Fund performance.

Principal Risk of Investing in the Market Leaders Value Fund Only

Frontier Markets Risk. There is an additional increased risk of price volatility associated with frontier market countries (pre-emerging markets), which may be further magnified by currency fluctuations relative to the U.S. dollar. Frontier market countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.

Value Style Investing Risk. At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles. Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.

Other Consequences of the Reorganizations
Management Fee and Structure. OSAM serves as the investment adviser to both Acquired Funds and to the Acquiring Fund. After the Reorganizations, OSAM will continue to serve as the investment adviser to the Acquiring Fund. The Acquired Funds and the Acquiring Fund each pay a management fee equal to the following annual percentage of average daily net assets:

All Cap Core Fund (Acquired Fund) Management Fee – Paid to OSAM	Enhanced Dividend Fund (Acquired Fund) Management Fee – Paid to OSAM	Market Leaders Value Fund (Acquiring Fund) Management Fee – Paid to OSAM
0.55%	0.65%	0.55% of average net assets up to $25 million, 0.45% of average net assets on the next $75 million, and 0.35% of average net assets in excess of $100 million.
Under the investment advisory agreement between OSAM and AST, on behalf of the Acquiring Fund, the current effective management fee rate payable by the Acquiring Fund is lower than the rate currently payable to OSAM by the All Cap Core Fund and the Enhanced Dividend Fund. The investment advisory agreement is further described under “Additional Information About the Funds – Investment Advisory Agreement,” below.
Expense Limitations. For the Enhanced Dividend Fund and the Market Leaders Value Fund, OSAM and AST have entered into a contractual operating expenses limitation agreement under which OSAM has agreed to waive its management fees and pay expenses of each Fund to ensure that the Total Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed its average net assets on an annual basis do not exceed 0.99% for Class I shares of the Enhanced Dividend Fund and do not exceed 0.65% for Class I shares of the Market Leaders Value Fund, through at least November 27, 2019. The term of each Fund’s operating expenses limitation agreement is indefinite, and it can only be terminated by the Board. The Market Leaders Value Fund is currently operating below its expense cap with total operating expenses of 0.59%, as of March 31, 2019. Additionally, post-reorganization, OSAM has agreed to keep the expense limitation in place for the Class I shares of the Market Leaders Value Fund through at least November 27, 2020.
For the All Cap Core Fund, OSAM has agreed to temporarily pay for all operating expenses (excluding AFFE, interest, taxes and extraordinary expenses) incurred by the Fund through at least November 27, 2019, to the extent necessary to limit Total Annual Fund Operating Expenses for the Fund to 0.85% of the average daily net assets of Class A shares, 1.60% of the average daily net assets of Class C shares and 0.60% of the average daily net assets of Class I shares (the “expense limitations”). The expense limitations for the All Cap Core Fund may be discontinued at any time after November 27, 2019.
Past Performance
The following information provides some indication of the risks of investing in the Funds by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual returns compare with those of broad measures of market performance. Performance is not shown for Class A or Class C shares of the All Cap Core Fund. Class A shares of the All Cap Core Fund have sales loads. If sales loads were reflected in the bar charts, returns would be less than those shown. Each Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.osfunds.com or by calling the Fund toll-free at 1-877-291-7827.

All Cap Core Fund (Acquired Fund) Performance – Bar Chart
Calendar Year Total Return as of December 31 – Class I
The Fund’s year-to-date return as of March 31, 2019 was 10.64%.

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 14.79% for the quarter ended March 31, 2013, and the lowest quarterly return was -17.81% for the quarter ended December 31, 2018.

Enhanced Dividend Fund (Acquired Fund) Performance – Bar Chart
Calendar Year Total Return as of December 31 – Class I
The Fund’s year-to-date return as of March 31, 2019 was 6.84%.

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 10.38% for the quarter ended September 30, 2013, and the lowest quarterly return was -16.20% for the quarter ended December 31, 2018.

Market Leaders Value Fund (Acquiring Fund) Performance – Bar Chart

Calendar Year Total Return as of December 31 – Class I

The Fund’s calendar year-to-date return as of March 31, 2019 was 11.71%.

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 8.50% for the quarter ended December 31, 2017 and the lowest quarterly return was -17.02% for the quarter ended December 31, 2018.

All Cap Core Fund (Acquired Fund) Performance – Average Annual Total Returns

Average Annual Total Returns
(for the period ended December 31, 2018)

Class I Shares	1 Year	5 Years	Since Inception (08/16/2010)
Return Before Taxes	-9.21%	5.93%	11.66%
Return After Taxes on Distributions	-13.86%	1.54%	8.57%
Return After Taxes on Distributions and Sale of Fund Shares	-1.82%	4.52%	9.47%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	-5.24%	7.91%	12.77%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	-4.38%	8.49%	12.93%

Enhanced Dividend Fund (Acquired Fund) Performance – Average Annual Total Returns

Average Annual Total Returns
(for the period ended December 31, 2018)

Class I Shares	1 Year	5 Years	Since Inception (08/16/2010)
Return Before Taxes	-12.95%	-0.01%	4.78%
Return After Taxes on Distributions	-13.41%	-1.06%	3.97%
Return After Taxes on Distributions and Sale of Fund Shares	-6.90%	0.13%	4.02%
MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes)	-9.42%	4.26%	7.95%
Russell 1000 Value® Index (reflects no deduction for fees, expenses, or taxes)	-8.27%	5.95%	11.17%

Market Leaders Value Fund (Acquiring Fund) Performance – Average Annual Total Returns

Average Annual Total Returns
(for the period ended December 31, 2018)

Class I Shares	1 Year	Since Inception (02/26/2016)
Return Before Taxes	-12.93%	9.57%
Return After Taxes on Distributions	-14.37%	8.51%
Return After Taxes on Distributions and Sale of Fund Shares	-6.56%	7.48%
Russell 1000 Value® Index (reflects no deduction for fees, expenses, or taxes)	-8.27%	9.07%
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of a Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
The return after taxes on distributions and sale of Fund shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax deduction that benefits the investor.
The Funds’ Fees and Expenses
The following Summary of Fund Fees and Expenses shows the current fees and expenses for the All Cap Core Fund and the Enhanced Dividend Fund compared to the Market Leaders Value Fund (based on the six months ended January 31, 2019) and the pro forma fees and expenses of the Market Leaders Value Fund for the same period assuming the Reorganization had occurred on February 1, 2019.
Summary of Fund Fees and Expenses

Shareholder Fees (fees paid directly from your investment)	All Cap Core Fund (Acquired Fund)			Enhanced Dividend Fund (Acquired Fund)	Market Leaders Value Fund (Acquiring Fund)	Market Leaders Value Fund (Pro Forma)
	Class A	Class C	Class I	Class I	Class I	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None	1.00%	None	None	None	None
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%	0.55%	0.55%	0.65%	0.43%	0.42%
Distribution (12b-1) Fees	0.25%	1.00%	None	None	None	None
Other Expenses	2.91%	2.88%	2.90%	1.93%	0.17%	0.15%
Total Annual Fund Operating Expenses	3.71%	4.43%	3.45%	2.58%	0.60%	0.57%
Less: Fee Waiver and Expense Reimbursement(1)(2)(3)	-2.86%	-2.83%	-2.85%	-1.59%	0.00%	0.00%(4)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.85%	1.60%	0.60%	0.99%	0.60%	0.57%

(1)
OSAM has agreed to temporarily pay for all operating expenses (excluding AFFE, interest, taxes and extraordinary expenses) incurred by the All Cap Core Fund through at least November 27, 2019, to the extent necessary to limit Total Annual Fund Operating Expenses for the Fund to 0.85% of the average daily net assets of Class A, 1.60% of the average daily net assets of Class C and 0.60% of the average daily net assets of Class I (the “expense limitations”).  The expense limitations may be discontinued at any time after November 27, 2019.  The Adviser may not recoup amounts subject to the expense limitations in future periods.

(2)
OSAM has contractually agreed to waive all or a portion of its management fees and pay expenses of the Enhanced Divided Fund to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 0.99% of average daily net assets of the Fund’s Class I shares (the “Expense Cap”).  The Expense Cap will remain in effect through at least November 27, 2019, and may be terminated only by the Board.  The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

(3)
OSAM has contractually agreed to waive all or a portion of its management fees and pay expenses of the Market Leaders Value Fund to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 0.65% of average daily net assets of the Fund’s Class I shares (the “Expense Cap”).  The Expense Cap will remain in effect through at least November 27, 2019, and may be terminated only by the Board.  The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

(4)
Upon the Reorganizations, the Expense Cap on the Market Leaders Value Fund will remain in effect through at least November 27, 2020, and may be terminated only by the Trust’s Board.  OSAM may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example of Effect on Fund Expenses

The Example is intended to help you compare the costs of investing in the All Cap Core Fund and the Enhanced Dividend Fund with the cost of investing in the Market Leaders Value Fund, assuming the Reorganizations have been completed. The Example assumes that you invest $10,000 in the specified Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that each Fund’s total operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
All Cap Core Fund
Class A Shares	$607	$1,349	$2,110	$4,100
Class C Shares (if you redeem your shares at the end of the period)	$263	$1,084	$2,016	$4,393
Class C Shares (if you do not redeem your shares at the end of the period)	$163	$1,084	$2,016	$4,393
Class I Shares	$61	$793	$1,547	$3,538
Enhanced Dividend Fund
Class I Shares	$101	$651	$1,227	$2,796
Market Leaders Value Fund
Class I Shares	$61	$192	$335	$750
Market Leaders Value Fund (Pro Forma)
Class I Shares	$58	$183	$318	$714
Portfolio Turnover
The All Cap Core Fund, the Enhanced Dividend Fund and the Market Leaders Value Fund each pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended July 31, 2018, the portfolio turnover rate for the All Cap Core Fund was 86.21%, the portfolio turnover rate for the Enhanced Dividend Fund was 64.04% and the portfolio turnover rate for the Market Leaders Value Fund was 50.95%.
Federal Income Tax Consequences of the Reorganization
As a non-waiverable condition to the Reorganizations, the Trust, on behalf of each Fund, will have received an opinion of counsel to the effect that the Reorganization should qualify as a tax-free reorganization for federal income tax purposes within the meaning of Section 368(a) of the Code. Accordingly, neither the Funds nor their shareholders should recognize any gain or loss for federal income tax purposes as a result of the Reorganizations. In addition, the tax basis and the holding period of the Acquiring Fund shares received by each shareholder of each Acquired Fund in the Reorganizations should be the same as the tax basis and holding period of the respective Acquired Fund shares given up by such shareholder in the Reorganization; provided that, with respect to the holding period for the Acquiring Fund shares received, the Acquired Fund’s shares given up must have been held as capital assets by the shareholder. See “Information About the Reorganization – Federal Income Tax Consequences,” below.
At any time before the Reorganizations takes place, a shareholder may redeem or exchange shares of an Acquired Fund. Generally, such redemption would be a taxable transaction to the shareholder for federal income tax purposes.
* * * * * * * * * * * * *
The preceding is only a summary of certain information contained in this information statement/prospectus relating to the Reorganizations. This summary is qualified by reference to the more complete information contained elsewhere in this information statement/prospectus, the Prospectus and Statement of Additional Information of the All Cap Core Fund, Enhanced Dividend Fund and the Market Leaders Value Fund, and the Reorganization Agreement. Shareholders should read this entire information statement/prospectus carefully.

INFORMATION ABOUT THE REORGANIZATIONS
Reasons for the Reorganizations. OSAM informed the Board of AST that it has determined, after careful consideration, that a Reorganization of each Acquired Fund into the Acquiring Fund would, in its view, be in the best interests of the shareholders of each Fund. The Reorganizations were recommended by the Adviser to the Board of AST at its meeting held on May 29, 2019. In recommending the Reorganizations the Adviser noted, among other things, that the All Cap Core Fund had approximately $8 million in assets and the Enhanced Dividend Fund had approximately $5.5 million in assets. The Adviser noted that each Acquired Fund’s prospects of generating significant inflows over the long term was, in its view, not promising. Additionally, the Adviser noted that the current expense limitations for each Acquired Fund expires on November 27, 2019, and the financial burden on the Adviser in maintaining these expense ratios indefinitely, particularly given each Acquired Fund’s poor growth prospects, was significant. As a result, the Adviser indicated that it was uncertain whether it would agree to the renewal of the expense limitation agreements for each Acquired Fund after its expiration. If the expense limitation agreements are not renewed, each Acquired Fund’s total expense ratio would increase significantly.
In contrast, the Market Leaders Value Fund has been more successful in gathering assets and has a more diversified shareholder base. The Adviser further considered that the investment objectives and principal investment strategies of the Acquired Funds are similar to that of the Acquiring Fund, that the Funds were managed by the same portfolio management team, and that the combination of the three funds was likely to result in economies of scale to the Acquiring Fund and its shareholders. Given these and other considerations, the Adviser informed the Board that it believed that the proposed Reorganizations were in the best interests of the shareholders of each Fund. Combining the Funds will reduce the likelihood that OSAM will have to liquidate either Acquired Fund due to its inability to continue subsidizing its expenses. As a result, OSAM recommended, and the Board approved, the Reorganization of each of the smaller Acquired Funds into the larger Acquiring Fund. In considering OSAM’s recommendation, the Board considered a number of factors which are discussed in more detail below, including potential alternatives to the Reorganizations. Pursuant to the Agreement and Plan of Reorganization, OSAM has agreed to bear all expenses incurred in connection with the Reorganizations, including any repositioning costs.
Following the Reorganizations, the investment advisory fee paid by the Acquiring Fund (0.55% of average net assets up to $25 million, 0.45% of average net assets on the next $75 million, and 0.35% of average net assets in excess of $100 million) will be the same or lower than the investment advisory fee paid by the All Cap Core Fund (0.55% of the Fund’s average daily net assets) depending on the asset level and lower at all asset levels than the investment advisory fee paid by the Enhanced Dividend Fund (0.65% of the Fund’s average daily net assets). OSAM has agreed to retain, through at least November 27, 2020, an expense cap for the Acquiring Fund of 0.65% following the Reorganizations, which is higher than the expense limitation currently in place for the All Cap Core Fund and lower than the expense cap currently in place for the Enhanced Dividend Fund. For all three Funds, the expense limitation does not cover AFFE, interest, taxes and extraordinary expenses. Significantly, the current operating expenses of the Acquiring Fund are 0.60%, which is lower than the operating expenses, after waiver, of both of the Acquired Funds, resulting in expense savings to shareholders of the Acquired Funds as a result of the Reorganization. Following the Reorganization, the pro-forma operating expenses of the combined Acquiring Fund are expected to be further reduced to 0.59%.

Reorganization Agreement. The Reorganization Agreement sets forth the terms by which each Acquired Fund will be reorganized into the Acquiring Fund. The form of the Reorganization Agreement is attached as Appendix A and the description of the Reorganization Agreement contained herein is qualified in its entirety by the attached Reorganization Agreement. The following sections summarize the material terms of the Reorganization Agreement and the federal income tax treatment of the reorganization.
The Reorganization. The Reorganization Agreement provides that upon the transfer of all of the assets and liabilities of each Acquired Fund to the Acquiring Fund, the Acquiring Fund will issue to each Acquired Fund that number of full and fractional Acquiring Fund shares having an aggregate net asset value equal in value to the aggregate net asset value of respective Acquired Fund, calculated as of the closing date of the Reorganization (the “Closing Date”). Each Acquired Fund will redeem its shares in exchange for the Acquiring Fund shares received by it and will distribute such shares to the shareholders of the Acquired Funds in complete liquidation of the Acquired Funds. Class A, Class C and Class I shareholders of All Cap Core Fund and Class I shareholders of the Enhanced Dividend Fund shareholders will receive Class I shares of the Acquiring Fund based on their respective holdings in the All Cap Core Fund and the Enhanced Dividend Fund as of the last business day preceding the Closing Date (the “Valuation Time”).
Upon completion of the Reorganizations, each shareholder of an Acquired Fund will own that number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder’s shares held in the respective Acquired Fund as of the Valuation Time. Such shares will be held in an account with the Acquiring Fund identical in all material respects to the account currently maintained by the Acquired Fund for such shareholder.
Until the Valuation Time, shareholders of the All Cap Core Fund and the Enhanced Dividend Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the All Cap Core Fund and the Enhanced Dividend Fund’s transfer agent of a redemption request in proper form. Redemption and purchase requests received by the transfer agent after the Valuation Time will be treated as requests received for the redemption or purchase of shares of the Market Leaders Value Fund received by the shareholder in connection with the Reorganizations. After the Reorganizations, all of the issued and outstanding shares of the All Cap Core Fund and the Enhanced Dividend Fund will be canceled on the books of the All Cap Core Fund and the Enhanced Dividend Fund and the transfer agent’s books of the All Cap Core Fund and the Enhanced Dividend Fund will be permanently closed.
The Reorganization is subject to a number of conditions, including, without limitation, the receipt of a legal opinion from counsel addressed to the Trust, on behalf of each of the All Cap Core Fund, the Enhanced Dividend Fund and the Market Leaders Value Fund, with respect to certain tax issues, as more fully described in “Federal Income Tax Consequences” below, and the parties’ performance in all material respects of their respective agreements and undertakings in the Reorganization Agreement. Assuming satisfaction of the conditions in the Reorganization Agreement, the Closing Date of the Reorganizations will be at the close of business on July 26, 2019, or such other date as is agreed to by the parties.
The Reorganization Agreement may not be changed except by an agreement signed by each party to the Reorganization Agreement.
Repositioning of the Acquired Funds’ Portfolio Assets. While both the Acquired Funds and Acquiring Fund have similar investment objectives and similar investment strategies and risks, the Funds are of different sizes and hold different securities. Accordingly, OSAM currently estimates that, in order to maintain an optimized portfolio for the Acquiring Fund, large portions of the holdings within the Acquired Funds will be repositioned over time.

While market and other conditions at the time of closing will impact the level and timing of the portfolio repositioning process, OSAM estimates that under current conditions, approximately 70% to 75% of each of the Acquired Fund’s portfolio assets will be sold after the Reorganization. This repositioning may result in shareholders of the combined Acquiring Fund receiving a greater amount of capital gain distributions than they would have had the Reorganization not occurred, although given the relative sizes of the three Funds, such capital gains are not expected to be material. OSAM estimates that repositioning of securities will result in capital losses of approximately $(0.00431784) per share or 0% of the Acquiring Fund’s net assets.

Transaction costs also may be incurred due to the repositioning of the portfolio. OSAM believes that these portfolio transaction costs, including estimated commissions, may be approximately $6,500 or 0.34 basis points of annual fund operating expenses ratio. OSAM will bear the explicit transaction costs associated with the repositioning.

Federal Income Tax Consequences. Subject to the assumptions and limitations discussed below, the following discussion describes the material U.S. federal income tax consequences of the Reorganization to shareholders of the All Cap Core Fund and the Enhanced Dividend Fund. This discussion is based on the Code, applicable Treasury regulations, and federal administrative interpretations and court decisions in effect as of the date of this information statement/prospectus, all of which may change, possibly with retroactive effect. Any such changes could alter the tax consequences described in this summary.
This discussion of material U.S. federal income tax consequences of the Reorganization does not address all aspects of U.S. federal income taxation that may be important to a holder of the All Cap Core Fund and the Enhanced Dividend Fund shares in light of that shareholder’s particular circumstances or to a shareholder subject to special rules.
In addition, this discussion does not address any other state, local or foreign income tax or non-income tax consequences of the Reorganization or of any transactions other than the Reorganization.
Note: All Cap Core Fund and Enhanced Dividend Fund shareholders are urged to consult their own tax advisers to determine the particular U.S. federal income tax or other tax consequences to them of the Reorganization and the other transactions contemplated herein. The Adviser will bear the expenses associated with the Reorganizations and the explicit transaction costs associated with the repositioning of the portfolio.
The Trust, on behalf of each of the All Cap Core Fund, the Enhanced Dividend Fund and the Market Leaders Value Fund, has received an opinion from the law firm of Schiff Hardin LLP substantially to the effect that, based on certain facts, assumptions and representations made by the All Cap Core Fund, the Enhanced Dividend Fund and the Market Leaders Value Fund, and subject to reasonable limitations and certain exceptions, on the basis of existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:
(a)The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the All Cap Core Fund and the Enhanced Dividend Fund (“Acquired Funds”) and the Market Leaders Value Fund (“Acquiring Fund”) will each be a party to a reorganization within the meaning of Section 368(b) of the Code.
(b)No gain or loss will be recognized by the Acquired Funds upon the transfer of all of their assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Funds’ liabilities or upon the distribution of the Acquiring Fund Shares to the Acquired Funds’ shareholders solely in exchange for their shares of the Acquired Funds in complete liquidation of the Acquired Funds.
(c)No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the Acquired Funds in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Funds.
(d)The adjusted tax basis of the assets of the Acquired Funds received by the Acquiring Fund will be the same as the adjusted tax basis of such assets to the Acquired Funds immediately prior to the Reorganization.
(e)The holding period of the assets of the Acquired Funds received by the Acquiring Fund will include the holding period of those assets in the hands of the Acquired Funds immediately prior to the Reorganization.
(f)No gain or loss will be recognized by the shareholders of the Acquired Funds upon the exchange of their Acquired Funds Shares for the Acquiring Fund Shares (including fractional shares to which they may be entitled) and the assumption by the Acquiring Fund of the liabilities of the Acquired Funds.
(g)The aggregate adjusted tax basis of the Acquiring Fund Shares received by the shareholders of the Acquired Funds (including fractional shares to which they may be entitled) pursuant to the Reorganization will be the same as the aggregate adjusted tax basis of the Acquired Funds Shares held by the Acquired Funds’ shareholders immediately prior to the Reorganization.
(h)The holding period of the Acquiring Fund Shares received by the shareholders of the Acquired Funds (including fractional shares to which they may be entitled) will include the holding period of the Acquired Funds Shares surrendered in exchange therefore, provided that the Acquired Funds Shares were held as a capital asset on the Closing Date.

Capital losses incurred by the Funds in any tax year beginning on or prior to December 22, 2010 and not used in such tax year to offset gains can generally be carried forward to each of the eight years succeeding the loss year to offset future capital gains. Capital losses incurred in tax years beginning after December 22, 2010 can generally be carried forward indefinitely to offset future capital gains. The Market Leaders Value Fund will inherit the tax attributes of the All Cap Core Fund and the Enhanced Dividend Fund, including any available capital loss carryforwards, as of the Closing Date. However, such capital loss carryforwards of the All Cap Core Fund and the Enhanced Dividend Fund, if any, will be subject to an annual limitation for federal income tax purposes in connection with the Reorganization because the Reorganization will result in a greater than 50% change in ownership of each of the All Cap Core Fund and the Enhanced Dividend Fund under Section 382 of the Code. As of July 31, 2018, it is expected that the Market Leaders Value Fund will be able to utilize all of the capital loss carryforwards, if any, obtained in the acquisition of the All Cap Core Fund and the Enhanced Dividend Fund subject to the annual limitation noted above. Accordingly, as a result of the Reorganization, if any capital loss carryforwards are obtained in the Reorganization, the shareholders of the All Cap Core Fund and the Enhanced Dividend Fund would be in effect sharing a tax asset of their Fund with the Market Leaders Value Fund. For federal income tax purposes, at July 31, 2018, the All Cap Core Fund had no capital loss carryforwards and the Enhanced Dividend Fund had $17,377,518 in short-term capital loss carryover and $909,069 in long-term capital loss carryover.

If any of the representations or covenants of the parties as described herein is inaccurate or the tax-free status of the Reorganization is successfully challenged by the Internal Revenue Service (the “IRS”), the tax consequences of the transaction could differ materially from those summarized above. Furthermore, the description of the tax consequences set forth herein will neither bind the IRS, nor preclude the IRS or the courts from adopting a contrary position. No assurance can be given that contrary positions will not successfully be asserted by the IRS or adopted by a court if the issues are litigated. No ruling has been or will be requested from the IRS in connection with this transaction. No assurance can be given that future legislative, judicial or administrative changes, on either a prospective or retroactive basis, or future factual developments, would not adversely affect the accuracy of the conclusions stated herein. Therefore, shareholders may find it advisable to consult their own tax adviser as to the specific tax consequences to them under the federal income tax laws, as well as any consequences under other applicable state or local or foreign tax laws given each shareholder’s own particular tax circumstances.

Board Considerations
In considering and approving each Reorganization at a meeting held on May 29, 2019, the AST Board discussed the future of the All Cap Core Fund and the Enhanced Dividend Fund and the advantages of reorganizing each of the Funds into the Market Leaders Value Fund. Among other things, the AST Board also reviewed, with the assistance of independent legal counsel, the overall proposal for the Reorganizations, the principal terms and conditions of the Reorganization Agreement, including that the Reorganizations be consummated on a tax-free basis, and certain other materials provided prior to and during the meeting and at other meetings throughout the past year.
In considering the Reorganizations, the AST Board took into account a number of additional factors. Some of the more prominent considerations are discussed further below. The AST Board considered the following matters, among others and in no order of priority:

•
The small sizes of the All Cap Core Fund and the Enhanced Dividend Fund, their limited shareholder bases and the Adviser’s views as to the limited prospects for future asset growth in the Funds and their future viability;

•
The Adviser’s views as to the financial burden on the Adviser of continuing the expense limitation agreement for the All Cap Core Fund and the Enhanced Dividend Fund beyond their current terms due to the impact of the expense reimbursement obligation on the Adviser and its business (including its ability to devote appropriate resources to the Market Leaders Value Fund, the All Cap Core Fund and the Enhanced Dividend Fund) and the potential impact on All Cap Core Fund and Enhanced Dividend Fund shareholders of not renewing that agreement;

•
The fact that the fundamental investment restrictions are identical between the three Funds and that the Funds have similar, but not identical, investment objectives and principal investment strategies;

•
The Market Leaders Value Fund has the same investment adviser and portfolio managers responsible for day-to-day management as the All Cap Core Fund and the Enhanced Dividend Fund and the AST Board will continue to oversee the Market Leaders Value Fund;

•
While the Market Leaders Value Fund has been in existence for a shorter time than the All Cap Core Fund and the Enhanced Dividend Fund, with only three years of performance and only two full years of calendar performance, the relative performance of the Acquiring Fund and each of the Acquired Funds during that period.

•
The investment advisory contract for the three Funds is the same and the current effective management fee of the Market Leaders Fund is lower than the management fee of the All Cap Core Fund and the Enhanced Dividend Fund;

•
While the contractual expense limitation that OSAM has agreed to maintain for the Market Leaders Value Fund is slightly higher than the temporary expense limitation for the All Cap Core Fund and lower than the contractual expense limitation for the Enhanced Dividend Fund, the total annual fund operating expenses of the Market Leaders Value Fund are currently lower than those of the All Cap Core Fund and the Enhanced Dividend Fund;

•
The Reorganizations may result in certain economies of scale for the Market Leaders Value Fund and the total net operating expense ratio for the Market Leaders Value Fund is expected to remain lower than the All Cap Core Fund and the Enhanced Dividend Fund following the Reorganization;

•
Class A, Class C and Class I shareholders of the All Cap Core Fund and Class I shareholders of the Enhanced Dividend Fund will receive Class I shares of the Market Leaders Value Fund, which do not charge Rule 12b-1 fees or sales loads;

•
Due to the size of the Market Leaders Value Fund and the fact that the combined Fund will be following its investment strategies, the Market Leaders Value Fund will be the accounting/performance survivor in the Reorganization;

•	The Reorganizations, as contemplated by the Reorganization Agreement, will be a tax-free reorganization;

•
The explicit transaction costs associated with the repositioning of the Market Leaders Value Fund’s portfolio in connection with the Reorganizations and other costs of the Reorganization, as set forth in the Reorganization Agreement, will be borne by OSAM; and

•	The interests of the current shareholders of the All Cap Core Fund and the Enhanced Dividend Fund and the Market Leaders Value Fund will not be diluted as a result of the Reorganization.
The Board also considered that OSAM was subject to certain conflicts of interest in recommending the Reorganizations. The Board noted and considered that the Reorganizations would relieve OSAM of the obligation to continue to subsidize each Acquired Fund, while retaining the assets by combining them with the Acquiring Fund.
The Board also considered alternatives to the Reorganizations, such as the liquidation of each Acquired Fund. In considering the alternative of liquidation, the Board noted that liquidation would result in tax consequences to All Cap Core Fund and the Enhanced Dividend Fund shareholders that would be avoided in the Reorganizations. The Board also noted that (1) shareholders not wishing to become part of the Market Leaders Value Fund could redeem their shares of the All Cap Core Fund or the Enhanced Dividend Fund at any time prior to closing without penalty and (2) that the Reorganizations would allow shareholders of the All Cap Core Fund and the Enhanced Dividend Fund who wished to retain their investment after the Reorganizations to do so in a registered mutual fund with a similar investment strategy managed by the same investment adviser and portfolio management team in a similar manner. The AST Board also discussed the alternative of maintaining the All Cap Core Fund and the Enhanced Dividend Fund as stand-alone entities. In this regard the Board considered that OSAM was unwilling to commit to continue to subsidize the expenses of the Acquired Funds after the termination of their expense limitation agreements, which would result in a significant increase in the Funds’ total operating expenses which would be borne by shareholders.
Furthermore, the Board, who serve as the Trustees for all three Funds, considered that Rule 17a-8(a)(3) permits a merger of affiliated companies without obtaining shareholder approval if certain conditions are met as noted below:

•	No fundamental policy of the merging company is materially different from the fundamental policy of the surviving company;

•	No advisory contract between the merging company is materially different from an advisory contract of the surviving company;

•
Trustees of the merging company who are not interested persons of the merging company and who were elected by its shareholders, will comprise a majority of the trustees of the surviving company who are not interested persons of the surviving company; and

•	Any distribution fees authorized to be paid by the surviving company pursuant to Rule 12b-1 are no greater than the distribution fees of the merging company.
The Board noted that all these conditions had been met. After consideration of the factors noted above, together with other factors and information considered to be relevant, the AST Board determined that each Reorganization is in the best interests of each of the All Cap Core Fund, the Enhanced Dividend Fund, and the Market Leaders Value Fund and their respective shareholders, and that the interests of existing shareholders of each of the Acquired Funds and the Acquiring Fund would not be diluted by the Reorganizations and accordingly, unanimously approved the Reorganizations and the Reorganization Agreement.
Costs and Expenses of the Reorganization. The Reorganization Agreement provides that all expenses of each Reorganization will be borne by OSAM. Such expenses include, without limitation: (a) expenses associated with the preparation and filing of this information statement/prospectus; (b) postage; (c) printing; (d) accounting fees; and (e) legal fees incurred by AST.
Capitalization. The following table sets forth the capitalization of the All Cap Core Fund and the Enhanced Dividend Fund and the Market Leaders Value Fund, and on a pro forma basis the successor Market Leaders Value Fund, as of June 26, 2019 after giving effect to the Reorganization.

Fund Capitalization as of June 26, 2019	Net Assets	Shares Outstanding	Net Asset Value Per Share
All Cap Core Fund – Class A shares (Acquired Fund)	$1,187,117	121,532	$9.77
All Cap Core Fund – Class C shares (Acquired Fund)	$2,995,466	328,945	$9.11
All Cap Core Fund – Class I shares (Acquired Fund)	$4,020,612	418,653	$9.60
Enhanced Dividend Fund – Class I shares (Acquired Fund)	$3,941,618	367,010	$10.74
Market Leaders Value Fund – Class I shares (Acquiring Fund)	$186,705,164	14,036,383	$13.30
Market Leaders Value Fund – Class I shares (Pro Forma)	$198,849,977	14,949,526	$13.30

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Adviser. Each Fund’s investment adviser is OSAM, 6 Suburban Avenue, Stamford, CT 06901. OSAM delivers a broad range of equity portfolios to individual investors, institutional investors and the high net-worth clients of financial advisors. It also serves as a sub-adviser to a family of mutual funds that are registered in Canada. As of May 31, 2019, the Adviser had $5,082,343,138 discretionary assets under management and $559,973,504 non-discretionary assets under advisement.
Purchase, Redemption and Exchange Policies. The purchase, redemption and exchange policies for the Funds are identical and are highlighted below. For a more complete discussion of the Funds’ purchase, redemption and exchange policies, please see Appendix C.

Type of Account	To Open Your Account	To Add to Your Account
Class A and Class C (All Cap Core Fund Only)
Regular Accounts, Individual Retirement Accounts (“IRA”) and Automatic Investment Plan (“AIP”) Accounts	$2,500	$100
Class I
Institutional Accounts, IRAs, High Net Worth Individuals	$10,000	No minimum
AIP Accounts	$10,000	$100

Purchase, Redemption and Exchange Policies	All Cap Core Fund (Acquired Fund)	Enhanced Dividend Fund (Acquired Fund)	Market Leaders Value Fund (Acquiring Fund)

Purchases	By check, wire, telephone, automatic investment plan, through a broker-dealer or other third-party financial intermediary.	Same.	Same.

Redemptions	By check, wire, telephone, systematic withdrawal plan, or electronic funds transfer.	Same.	Same.

Exchange Privileges	Permitted between the same share classes within the OSAM fund family.	Same.	Same.

Redemption/Exchange Fees	The Funds charge a 2.00% redemption fee on the redemption and exchange of Fund shares held for 90 calendar days or less.	Same.	Same.
Distributions. The All Cap Core Fund and the Market Leaders Value Fund generally distribute substantially all of their investment company taxable income and net capital gain, if any, annually. The Enhanced Dividend Fund distributes substantially all of its investment company taxable income, if any, monthly, and net capital gain, if any, annually.
Tax Information. All three Funds’ distributions are taxable, and are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase the All Cap Core Fund, Enhanced Divided Fund or the Market Leaders Value Fund through a broker-dealer or other financial intermediary, the Funds and/or their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the All Cap Core Fund, Enhanced Dividend Fund and/or the Market Leaders Value Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Investment Advisory Agreement. Under the advisory agreement with AST, on behalf of the All Cap Core Fund, the Enhanced Dividend Fund and the Market Leaders Value Fund, OSAM supervises the management of the Funds’ investments and business affairs. At its expense, OSAM provides office space and all necessary office facilities, equipment and personnel for servicing the investments of the Funds. As compensation for its services, the Funds each pay to OSAM a monthly advisory fee at the annual rate of 0.55%, 0.65% and 0.55% of average net assets up to $25 million, 0.45% of average net assets on the next $75 million, and 0.35% of average net assets in excess of $100 million for the All Cap Core Fund, Enhanced Divided Fund and Market Leaders Value Fund, respectively. In addition to the advisory fees, each Fund incurs other expenses such as custodian, transfer agency, interest, acquired fund fees and expenses (“AFFE”) and other customary Fund expenses. (AFFE are indirect fees that the Fund incurs from investing in the shares of other investment companies.) OSAM has agreed to reduce its fees and pay Fund expenses (excluding AFFE, interest, taxes and extraordinary expenses) to limit Total Annual Fund Operating Expenses to the amounts shown below of each shares’ average net assets.

Expense Caps
All Cap Core Fund – Class A (temporary expense limitation)	0.85%
All Cap Core Fund – Class C (temporary expense limitation)	1.60%
All Cap Core Fund – Class I (temporary expense limitation)	0.60%
Enhanced Divided Fund – Class I (contractual expense limitation)	0.99%
Market Leaders Value Fund – Class I (contractual expense limitation)	0.65%

For the Market Leaders Value Fund, the Adviser may request recoupment of previously waived fees and paid expenses in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. The Expense Cap for the Market Leaders Value Fund will remain in effect through at least November 27, 2020 and may be terminated only by the Board.

Please refer to “Summary – Summary of Fund Expenses” which illustrates the pro forma operating expenses for the Market Leaders Value Fund after giving effect to the Reorganizations. A discussion regarding the AST Board’s basis for approving the investment advisory agreement is included in the Market Leaders Value Fund’s semi-annual report to shareholders for the fiscal period ended January 31, 2019.
Valuation. The All Cap Core Fund, the Enhanced Dividend Fund and the Market Leaders Value Fund have the same Valuation Policy, which is more fully discussed in Appendix C-1 “Shareholder Information for the Market Leaders Value Fund.” There are no material differences between the Valuation Policy of the Funds.
Description of the Securities to be Issued; Rights of Shareholders. Set forth below is a description of the Market Leaders Value Fund shares to be issued to the shareholders of the All Cap Core Fund and the Enhanced Dividend Fund in the Reorganization. Also set forth below is a discussion of the rights of shareholders of each Fund. Because all three Funds are series of AST, the Funds’ shares have identical characteristics.
The following is a summary of the material rights of shareholders of the Market Leaders Value Fund, the All Cap Core Fund and the Enhanced Dividend Fund, but does not purport to be a complete description of these rights. These rights may be determined in full by reference to the Delaware statute governing statutory trusts (the “Delaware Statute”), AST’s Agreement and Declaration of Trust, and AST’s Amended and Restated Bylaws (collectively, the “Governing Instruments”). The Governing Instruments are subject to amendment in accordance with their terms. Copies of the Governing Instruments are available upon request and without charge by following the instructions listed under “Available Information.”
Form of Organization. The All Cap Core Fund, the Enhanced Dividend Fund and the Market Leaders Value Fund are series of AST, an open-end management investment company organized as a Delaware statutory trust on October 3, 1996. The All Cap Core Fund currently offers three classes of shares of its common stock: Class A, Class C and Class I. The Enhanced Dividend Fund and the Market Leaders Value Fund currently offer one class of shares of its common stock: Class I.
Capital Stock. AST is authorized to issue an unlimited number of interests (or shares). The All Cap Core Fund, the Enhanced Dividend Fund and the Market Leaders Value Fund are three series, or mutual funds, formed by AST. Interests in the All Cap Core Fund, the Enhanced Dividend Fund and the Market Leaders Value Fund are represented by shares of beneficial interest each with no par value. As of the date of this information statement/prospectus, shares of approximately 38 other series of AST are offered in separate prospectuses and statements of additional information. AST may start additional series and offer shares of new funds under AST at any time.
Voting Rights. Each share of the All Cap Core Fund, the Enhanced Dividend Fund and the Market Leaders Value Fund represents an interest in the respective Fund that is equal to and proportionate with each other share of the respective Fund. AST Fund shareholders are entitled to one vote per share (and a fractional vote per fractional share) held on matters on which they are entitled to vote. AST is not required to (nor does it) hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees. On any matters submitted to a vote of shareholders of either Fund, all shares are voted together without regard to class or series except when separate voting is required by the 1940 Act or other applicable law.
Shareholder Liability. The Delaware Statute does not include an express provision relating to the limitation of liability of the beneficial owners of a Delaware statutory trust. The Governing Instruments provide that no shareholder shall be subject to any personal liability whatsoever to any person in connection with property of a Fund or the acts, obligations or affairs of AST. The Governing Instruments further provide that, if any shareholder is made a party to any suit or proceeding to enforce any such liability of a Fund, he or she shall not be held to any personal liability. AST shall indemnify and hold each shareholder harmless from and against all claims and liabilities to which such shareholder may become subject by reason of being or having been a shareholder, and shall reimburse the shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability.
Preemptive Rights. Shareholders of AST are not entitled to any preference, preemptive, appraisal, conversion or exchange rights.
Fund Trustees and Officers. AST is managed by the AST Board. The persons sitting on the AST Board will continue to be the same after the Reorganization.
Fund Management. OSAM will continue to be responsible for providing investment advisory/portfolio management services to the Market Leaders Value Fund following the Reorganizations. The portfolio managers responsible for the day-to-day portfolio management of the All Cap Core Fund and the Enhanced Dividend Fund are the same portfolio managers responsible for the day-to-day management of the Market Leaders Value Fund. Current members of the team jointly and primarily responsible for the day-to-day management of the Funds’ portfolios are portfolio managers, James O’Shaughnessy, Principal, Chairman and Chief Investment Officer, Christopher Meredith, Principal and Director of Research, Patrick O’Shaughnessy, Principal and Chief Executive Officer and Scott Bartone, Principal and Director of Portfolio Management and Operations.
Messrs. James O’Shaughnessy, Patrick O’Shaughnessy, and Meredith have been associated with the Adviser in an investment capacity since 2007 and Mr. Bartone has been associated with Adviser in an investment capacity since 2008. Messrs. James O’Shaughnessy and Meredith began managing the All Cap Core Fund and Enhanced Dividend Fund and in August 2010 and the Value Fund in February 2016. Messrs. Patrick O’Shaughnessy and Bartone began managing the Funds in November 2018.
The Statement of Additional Information relating to this information statement/prospectus provides additional information about the Market Leaders Value Fund’s portfolio managers, including other accounts they manage, their ownership of Fund shares and their compensation.
Other Fund Service Providers. The Market Leaders Value Fund, the All Cap Core Fund and the Enhanced Dividend Fund use the services of Fund Services as their transfer agent, administrator and fund accountant. All three Funds also use the services of U.S. Bank, an affiliate of Fund Services, as its custodian. Upon completion of the Reorganizations, Fund Services and U.S. Bank will continue to provide services to the Market Leaders Value Fund.
Independent Accountants. Tait, Weller & Baker LLP, serves as the independent registered public accounting firm to the Market Leaders Value Fund, the All Cap Core Fund and the Enhanced Dividend Fund.
Ownership of Securities of the Funds. As of the Record Date, the Funds had the following number of shares issued and outstanding. As of the same date, directors and officers of the All Cap Core Fund and the Enhanced Dividend Fund as a group owned less than 1% of the outstanding voting securities of each of the Funds.

Shares Issued & Outstanding as of June 26, 2019
All Cap Core Fund – Class A	121,532
All Cap Core Fund – Class C	328,945
All Cap Core Fund – Class I	418,653
Enhanced Dividend Fund – Class I	367,010
Market Leaders Value Fund – Class I	14,036,383

As of the same date, the following persons owned beneficially or of record more than 5% of the outstanding shares of the All Cap Core Fund, the Enhanced Dividend Fund and the Market Leaders Value Fund:

Principal Shareholders and Control Persons as of June 26, 2019
Shareholder and Address	Percentage of Fund Owned	Type of Ownership
All Cap Core Fund Class A Shares
RAYMOND JAMES & ASSOC INC FBO PRAKASH DASANI 880 CARILLON PKWY ST. PETERSBURGH FL 33716-1100	30.64%	BENEFICIAL
JP MORGAN SECURITIES LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN 3RD FLOOR MUTUAL FUND DEPT 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	22.68%	RECORD
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD FL 4TH JERSEY CITY NJ 07310-1995	18.77%	RECORD
RAYMOND JAMES & ASSOC INC CSDN FBO SHILPA SADHWANI IRA 880 CARILLON PKWY ST. PETERSBURGH FL 33716-1100	5.04%	BENEFICIAL
All Cap Core Fund Class C Shares
MORGAN STANLEY SMITH BARNEY LLC 2000 WESTCHESTER AVE PURCHASE NY 10577-2538	33.00%	RECORD
JP MORGAN SECURITIES LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN 3RD FLOOR MUTUAL FUND DEPT 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	13.98%	RECORD
RAYMOND JAMES & ASSOCIATES INC 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	9.92%	RECORD
RAYMOND JAMES & ASSOC INC FBO HIRO JAMNADAS DASANI SEP IRA 880 CARILLON PKWY ST. PETERSBURGH FL 33716-1100	7.44%	BENEFICIAL
All Cap Core Fund Class I Shares
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	38.28%	RECORD

Principal Shareholders and Control Persons as of June 26, 2019
JP MORGAN SECURITIES LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN 3RD FLOOR MUTUAL FUND DEPT 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	14.40%	RECORD
BAND & CO C/O US BANK NA 1555 N RIVERCENTER DR STE 302 MILWAUKEE WI 53212-3958	9.80%	RECORD
Enhanced Dividend Fund Class I Shares
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	24.91%	RECORD
BAND & CO C/O US BANK NA 1555 N RIVERCENTER DR STE 302 MILWAUKEE WI 53212-3958	11.93%	RECORD
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD FL 4TH JERSEY CITY NJ 07310-1995	11.72%	RECORD
JAMES P OSHAUGHNESSY & MELISSA W OSHAUGHNESSY JTWROS C/O O’SHAUGHNESSY ASSET MANAGEMENT, LLC 6 SUBURBAN AVE STAMFORD, CT 06901	9.78%	BENEFICIAL
PERSHING LLC 1 PERSHING PLZ FL 14 JERSEY CITY NJ 07399-0002	7.79%	RECORD
MORGAN STANLEY SMITH BARNEY LLC 2000 WESTCHESTER AVE PURCHASE NY 10577-2538	5.20%	RECORD
Market Leaders Value Fund Class I Shares
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	20.10%	RECORD
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD FL 4TH JERSEY CITY NJ 07310-1995	18.70%	RECORD

Any shareholder that owns 25% or more of the outstanding shares of a Fund or a class of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund or that class. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of a Fund.

Interests of Certain Persons. O’Shaughnessy Asset Management, LLC, is the investment adviser to the All Cap Core Fund, the Enhanced Dividend Fund and the Market Leaders Value Fund.

AVAILABLE INFORMATION
AST is subject to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act, and in accordance therewith, file reports, proxy material and other information about each of the Funds with the SEC. Reports and other information about the Funds are available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov. Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov.
LEGAL MATTERS
Certain legal matters concerning the federal income tax consequences of the Reorganization and the issuance of shares of the Market Leaders Value Fund will be passed on by the law firm of Schiff Hardin LLP, 666 Fifth Avenue, Suite 1700, New York, New York 10103.

EXPERTS
The financial statements and financial highlights of the All Cap Core Fund, the Enhanced Dividend Fund and the Market Leaders Value Fund incorporated in this information statement/prospectus by reference from the Funds’ Annual Report on Form N‑CSR for the fiscal year ended July 31, 2018 have been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
OTHER MATTERS
The All Cap Core Fund and the Enhanced Dividend Fund are not required, and do not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for the next meeting of shareholders should send their written proposals to the Secretary of the All Cap Core Fund and the Enhanced Dividend Fund at U.S. Bank Global Fund Services P.O. Box 701, Milwaukee, Wisconsin 53201-0701, so that they are received within a reasonable time before any such meeting. The timely submission of a proposal does not guarantee its submission.
By order of the Board of Trustees,
/s/ Jeffrey T. Rauman
Jeffrey T. Rauman
President, Advisors Series Trust

Appendix A
AGREEMENT AND PLAN OF REORGANIZATION
This Agreement and Plan of Reorganization (“Agreement”) is made as of July [ ], 2019, by and between Advisors Series Trust, a Delaware statutory trust (the “Trust”), on behalf of each of its series the O’Shaughnessy All Cap Core Fund and the O’Shaughnessy Enhanced Dividend Fund (each, an “Acquired Fund,” and together, the “Acquired Funds”) and the Trust, on behalf of its series the O’Shaughnessy Market Leaders Value Fund (the “Acquiring Fund” and, together with the Acquired Fund, the “Funds”). O’Shaughnessy Asset Management, LLC is a party to this Agreement solely for purposes of paragraph 8.2. All agreements, representations, actions and obligations described herein made or to be taken or undertaken by the Acquiring Fund or the Acquired Funds are made and shall be taken or undertaken by the Trust on behalf of the Acquiring Fund and Acquired Funds.
This Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”). The reorganization will consist of the transfer of all of the assets of the Acquired Funds to the Acquiring Fund in exchange solely for shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the Acquired Funds, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Funds in redemption of all outstanding Acquired Funds’ Shares (as defined below) and in complete liquidation of the Acquired Funds, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).
WHEREAS, the Acquired Funds are each a series of a registered open-end management investment company, and the Acquiring Fund is a series of a registered open-end management investment company, and the Acquired Funds own securities which are assets of the character in which the Acquiring Fund is permitted to invest;
WHEREAS, both the Acquired Funds and the Acquiring Fund are authorized to issue their shares of beneficial interest;
WHEREAS, the Board of Trustees of the Trust has determined, with respect to each Acquired Fund, that (1) participation in the Reorganization is in the best interests of the Acquired Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of the Reorganization; and
WHEREAS, the Board of Trustees of the Trust has determined, with respect to the Acquiring Fund, that (1) participation in the Reorganization is in the best interests of the Acquiring Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization.
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
ARTICLE I
THE REORGANIZATION AND FUND TRANSACTIONS
1.1The Reorganization. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, at the Effective Time (as defined in paragraph 3.1), the Trust shall assign, deliver and otherwise transfer the Assets (as defined in paragraph 1.2) of the Acquired Funds to the Acquiring Fund, and the Trust shall assume the Liabilities (as defined in paragraph 1.3) of the Acquired Funds on behalf of the Acquiring Fund. In consideration of the foregoing, at the Effective Time, the Acquiring Fund shall deliver to the Acquired Funds full and fractional Acquiring Fund Shares (to the third decimal place). All holders of either Class A, Class C or Class I shares of the Acquired Funds will receive Class I shares of the Acquiring Fund. The number of Acquiring Fund Shares to be delivered shall be determined as set forth in paragraph 2.3.

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1.2Assets of the Acquired Funds. The assets of the Acquired Funds to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, cash equivalents, securities, receivables (including securities, interests and dividends receivable), commodities and futures interests, rights to register shares under applicable securities laws, any deferred or prepaid expenses shown as an asset on the books of the Acquired Funds at the Valuation Time, books and records of the Acquired Funds, and any other property owned by the Acquired Funds at the Valuation Time (collectively, the “Assets”).
1.3Liabilities of the Acquired Funds. The Acquired Funds will use commercially reasonable efforts to discharge all of their known liabilities and obligations prior to the Valuation Time consistent with their obligation to continue to pursue their investment objectives and strategies in accordance with the terms of their prospectuses. The Acquiring Fund will assume all of each Acquired Fund’s liabilities and obligations of any kind whatsoever, whether known or unknown, absolute, accrued, contingent or otherwise, in existence on the Closing Date (collectively, the “Liabilities”).
1.4Distribution of Acquiring Fund Shares. At the Effective Time (or as soon thereafter as is reasonably practicable), the Acquired Funds will distribute the Acquiring Fund Shares received from the Acquiring Fund pursuant to paragraph 1.1, pro rata to the record holders of the shares of the Acquired Funds determined as of the Effective Time (the “Acquired Funds Shareholders”) in complete liquidation of the Acquired Funds. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Funds on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Funds Shareholders. The aggregate net asset value of the Acquiring Fund Shares to be so credited to Acquired Funds Shareholders shall be equal to the aggregate net asset value of the then outstanding shares of beneficial interest of each of the Acquired Funds (the “Acquired Funds’ Shares”) owned by Acquired Funds Shareholders at the Effective Time. All issued and outstanding shares of the Acquired Funds will simultaneously be redeemed and canceled on the books of the Acquired Funds. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.
1.5Recorded Ownership of Acquiring Fund Shares. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s Transfer Agent (as defined in paragraph 3.3).
1.6Filing Responsibilities of Acquired Funds. Any reporting responsibility of the Acquired Funds, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “SEC”), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Funds.
ARTICLE II
VALUATION
2.1Net Asset Value of the Acquired Funds. The net asset value of each Acquired Funds’ Shares shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures of that Acquired Fund.
2.2Net Asset Value of the Acquiring Fund. The net asset value of the Acquiring Fund Shares shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures of the Acquiring Fund.
2.3Calculation of Number of Acquiring Fund Shares. The number of Acquiring Fund Shares to be issued (including fractional shares (to the third decimal place), if any) in connection with the Reorganization shall be determined by dividing the value of (a) the per share net asset value of each Acquired Funds’ Shares participating therein attributable to Class A, Class C and Class I shares, respectively, determined in accordance with the valuation procedures referred to in paragraph 2.1, by (b) the net asset value per Class I share of the Acquiring Fund, determined in accordance with the valuation procedures referred to in paragraph 2.2. The parties agreed that the intent of this

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calculation is to ensure that the aggregate net asset value of the Acquiring Fund Shares to be so credited to Acquired Funds Shareholders shall be equal to the aggregate net asset value of the then outstanding shares of beneficial interest of the Acquired Funds’ Shares owned by Acquired Funds Shareholders at the Effective Time.
2.4Determination of Value. All computations of value hereunder shall be made in accordance with each Fund’s regular practice and the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), and shall be subject to confirmation by each Fund’s respective independent registered public accounting firm upon reasonable request of the other Fund. The Trust and Acquired Funds agree to use all commercially reasonable efforts to resolve prior to the Valuation Time any material pricing differences for prices of portfolio securities of the Acquired Funds which are also held by the Acquiring Fund.
2.5Valuation Time. The Valuation Time shall be the time at which the Funds calculate their net asset values as set forth in their prospectuses (normally the close of regular trading on the New York Stock Exchange (“NYSE”)) on the business day immediately preceding the Closing Date (as defined in paragraph 3.1) (the “Valuation Time”).
ARTICLE III
CLOSING
3.1Closing. The Reorganization, together with related acts necessary to consummate the same (“Closing”), shall occur at the principal office of the Trust on or about July 26, 2019, or at such other place and/or on such other date as to which the parties may agree (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place immediately prior to the opening of business on the Closing Date unless otherwise provided herein (the “Effective Time”).
3.2Transfer and Delivery of Assets. The Trust shall direct U.S. Bank National Association (“U.S. Bank”), as custodian for the Acquired Funds, to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets were delivered in proper form to the Acquiring Fund at the Effective Time, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Each Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by U.S. Bank, on behalf of the Acquired Funds, to U.S. Bank, as custodian for the Acquiring Fund. Such presentation shall be made for examination no later than five (5) business days preceding the Effective Time and shall be transferred and delivered by the Acquired Funds as of the Effective Time for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. U.S. Bank, on behalf of the Acquired Funds, shall deliver to U.S. Bank, as custodian of the Acquiring Fund, as of the Effective Time by book entry, in accordance with the customary practices of U.S. Bank and of each securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s Assets deposited with such depositories. The cash to be transferred by the Acquired Funds shall be delivered by wire transfer of Federal funds at the Effective Time.
3.3Share Records. The Trust shall direct U.S. Bancorp Fund Services, LLC, in its capacity as transfer agent for the Acquired Funds (the “Transfer Agent”), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Funds Shareholders and the number and percentage ownership of outstanding Acquired Funds’ Shares owned by each such Acquired Funds Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Acquired Funds prior to the Effective Time a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to the Acquired Funds at the Effective Time, or provide other evidence satisfactory to the Acquired Funds as of the Effective Time that such Acquiring Fund Shares have been credited to the Acquired Funds’ accounts on the books of the Acquiring Fund.
3.4Postponement of Valuation Time. In the event that at the Valuation Time the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Funds (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or trading or the reporting of trading on such Exchange

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or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Trust, accurate appraisal of the value of the net assets of the Acquired Funds or the Acquiring Fund, respectively, is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
ARTICLE IV
REPRESENTATIONS AND WARRANTIES
4.1Representations and Warranties of the Acquired Funds. Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of the Trust, the Acquired Funds represent and warrant to the Acquiring Fund as follows:
4.1.1Each Acquired Fund is a duly established series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under its Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.
4.1.2The Trust is registered with the SEC as an open-end management investment company under the 1940 Act, and the registration of the Acquired Funds’ Shares under the Securities Act of 1933, as amended (the “1933 Act”), is in full force and effect.
4.1.3No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Funds of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act, and such as may be required under state securities laws.
4.1.4The current prospectuses, statement of additional information, shareholder reports, marketing and other related materials of the Acquired Funds and each prospectus and statement of additional information of the Acquired Funds used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.
4.1.5At the Effective Time, the Acquired Funds will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof other than such restrictions as might arise under the 1933 Act.
4.1.6The Trust is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of Delaware law or a material violation of its Declaration of Trust and By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Funds are a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Funds are a party or by which it is bound.
4.1.7All material contracts or other commitments of the Acquired Funds (other than this Agreement and certain investment contracts, including options, futures, forward contracts and other similar instruments) will terminate without liability or obligation to the Acquired Funds on or prior to the Effective Time.
4.1.8Except as otherwise disclosed to and accepted by the Acquiring Fund in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Funds or any of their properties or assets that, if adversely determined, would materially and adversely affect their financial condition or the conduct of their business. The Acquired Funds know of no facts which might form the basis for the institution of such proceedings and are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects their business or their ability to consummate the transactions herein contemplated.
4.1.9The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of each Acquired Fund at July 31, 2018 have been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Funds as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Funds required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.
4.1.10Since [July 31], 2018, there has not been any material adverse change in either Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Funds of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Funds in writing. For the purposes of this subparagraph (10), a decline in net asset value per share of Acquired Funds’ Shares due to declines in market values of securities held by the Acquired Funds, the discharge of the Acquired Funds’ liabilities, or the redemption of the Acquired Funds’ shares by shareholders of the Acquired Funds shall not constitute a material adverse change.
4.1.11At the Effective Time, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Funds required by law to have been filed by such date (including any extensions, if any) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and no such return is currently under audit and no assessment has been asserted with respect to such returns.
4.1.12At the end of its first taxable period since its commencement of operations, each Acquired Fund properly elected to be treated as a “regulated investment company” under Subchapter M of the Code. Each Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company within the meaning of Section 851 et seq. of the Code in respect of the taxable period since its commencement of operations, and will continue to meet such requirements at all times through the Closing Date. The Acquired Funds have not at any time since their inception been liable for, nor are now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code. There is no other tax liability (including, any foreign, state, or local tax liability) except as set forth and accrued on the Acquired Funds’ books. The Acquired Funds have no earnings or profits accumulated with respect to any taxable period in which the provisions of Subchapter M of the Code did not apply. The Acquired Funds will not be subject to corporate-level taxation on the sale of any assets currently held by them as a result of the application of Section 337(d) of the Code and the regulations thereunder. All dividends paid by the Acquired Funds at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code. The Acquired Funds are in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and have withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and are not liable for any penalties which could be imposed thereunder.
4.1.13All of the issued and outstanding shares of the Acquired Funds will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Funds, as provided in paragraph 3.3. The Acquired Funds do not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Funds, nor is there outstanding any security convertible into any of the Acquired Funds’ shares.
4.1.14The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquired Funds, and this Agreement will constitute a valid and binding obligation of the Acquired Funds, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.
4.1.15The Information Statement (as defined in paragraph 5.5), insofar as it relates to the Acquired Funds, will, at the Effective Time (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (15) shall not apply to statements in or omissions from the Information Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Funds for use therein.
4.2Representations and Warranties of the Acquiring Fund. Except as has been fully disclosed to the Acquired Funds in a written instrument executed by an officer of the Trust, the Acquiring Fund represents and warrants to the Acquired Funds as follows:
4.2.1The Acquiring Fund is a duly established series of the Trust, which is a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware with power under its Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.
4.2.2At the Effective Time, the Trust will be registered with the SEC as an open-end management investment company under the 1940 Act, and the registration of the Acquiring Fund Shares under the 1933 Act will be in full force and effect.
4.2.3No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws.
4.2.4The current prospectus, statement of additional information, shareholder reports, marketing and other related materials of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.
4.2.5At the Effective Time, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances.
4.2.6The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of Delaware law or a material violation of the Trust’s Declaration of Trust and By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound.
4.2.7Except as otherwise disclosed to and accepted by the Acquired Funds in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.
4.2.8The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquiring Fund at [July 31, 2018] have been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.
4.2.9Since [July 31, 2018], there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Funds in writing. For the purposes of this subparagraph (9), a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of the Acquiring Fund’s liabilities, or the redemption of the Acquiring Fund’s shares by shareholders of the Acquired Fund shall not constitute a material adverse change.
4.2.10At the Effective Time, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions, if any) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof to the best of the knowledge of the Acquiring Fund, and no such return is currently under audit and no assessment has been asserted with respect to such returns.
4.2.11At the end of its first taxable year since its commencement of operations, the Acquiring Fund properly elected to be treated as a “regulated investment company” under Subchapter M of the Code. The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company within the meaning of Section 851 et seq. of the Code in respect of each taxable year since its commencement of operations, and will continue to meet such requirements at all times through the Closing Date. The Acquiring Fund has not at any time since its inception been liable for, nor is now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code. There is no other tax liability (including, any foreign, state, or local tax liability) except as set forth and accrued on the Acquiring Fund’s books. The Acquiring Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply. The Acquiring Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the regulations thereunder. All dividends paid by the Acquiring Fund at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code. The Acquiring Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.
4.2.12The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.
4.2.13The Acquiring Fund Shares to be issued and delivered to the Acquired Funds, for the account of the Acquired Funds Shareholders, pursuant to the terms of this Agreement, will at the Effective Time have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, will be fully paid and non-assessable by the Trust and will have been issued in every jurisdiction in compliance in all material respects with applicable registration requirements and applicable securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquiring Fund, nor is there outstanding any security convertible into any of the Acquiring Fund’s shares.
4.2.14The Information Statement, insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, and at the Effective Time (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (14) shall not apply to statements in or omissions from the Information Statement made in reliance upon and in conformity with information that was furnished by the Acquired Funds for use therein.
ARTICLE V
COVENANTS AND AGREEMENTS
5.1Conduct of Business. The Acquiring Fund and the Acquired Funds each will operate its business in the ordinary course consistent with the Trust practice between the date hereof and the Effective Time, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.
5.2No Distribution of Acquiring Fund Shares. The Acquired Funds covenant that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
5.3Information. The Acquired Funds will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Funds’ Shares.
5.4Other Necessary Action. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Funds will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
5.5Information Statement. The Acquired Funds will provide the Acquiring Fund with information regarding the Acquired Funds, and the Acquiring Fund will provide the Acquired Funds with information regarding the Acquiring Fund, reasonably necessary for the preparation of a prospectus/information statement on Form N-14 (the “Information Statement”), in compliance with the 1933 Act and the 1940 Act.
5.6Liquidating Distribution. As soon as is reasonably practicable after the Closing, the Acquired Funds will make a liquidating distribution to its respective shareholders consisting of the Acquiring Fund Shares received at the Closing.
5.7Best Efforts. The Acquiring Fund and the Acquired Funds shall all use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent set forth in Article VI to effect the transactions contemplated by this Agreement as promptly as practicable.
5.8Other Instruments. The Acquired Funds and the Acquiring Fund, each covenant that it will, from time to time, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the other party may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Funds, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Acquiring Fund, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.
5.9Regulatory Approvals. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Effective Time.
ARTICLE VI
CONDITIONS PRECEDENT
6.1Conditions Precedent to Obligations of Acquired Funds. The obligations of the Acquired Funds, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the following conditions:
6.1.1All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.
6.1.2The Acquiring Fund shall have delivered to the Acquired Funds a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust, and dated as of the Effective Time, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request.
6.1.3The Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund, on or before the Effective Time.
6.1.4The Acquired Funds and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.
6.2Conditions Precedent to Obligations of Acquiring Fund. The obligations of the Acquiring Funds to complete the transactions provided for herein shall be subject, at the Trust’s election, to the following conditions:
6.2.1All representations and warranties of the Acquired Funds contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.
6.2.2The Trust shall have delivered to the Acquiring Funds a statement of each Acquired Fund’s Assets and Liabilities, as of the Effective Time, which is prepared in accordance with GAAP and certified by the Treasurer of the Trust.
6.2.3The Acquired Funds, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Funds by their President or Vice President and their Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Effective Time, to the effect that the representations and warranties of the Acquired Funds, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request.
6.2.4The Acquired Funds, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund, on or before the Effective Time.
6.2.5The Acquired Funds and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.
6.3Other Conditions Precedent. If any of the conditions set forth in this paragraph 6.3 have not been satisfied on or before the Effective Time, an Acquired Fund or the Acquiring Fund shall, at its option, not be required to consummate the transactions contemplated by this Agreement.
6.3.1The Agreement and the transactions contemplated herein shall have been approved by the Board of Trustees of the Trust and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, the Trust, on behalf of either the Acquired Funds or the Acquiring Fund, respectively, may not waive the conditions set forth in this paragraph 6.3.
6.3.2At the Effective Time, no action, suit or other proceeding shall be pending or, to the knowledge of the Trust, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.
6.3.3All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Funds, provided that either party hereto may for itself waive any of such conditions.
6.3.4The Trust shall have received an opinion of Schiff Hardin LLP as to federal income tax matters substantially to the effect that, based on the facts, representations, assumptions stated therein, subject to reasonable limitations and certain exceptions, and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:
(a)The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Acquired Funds and the Acquiring Fund will all be a party to a reorganization within the meaning of Section 368(b) of the Code.
(b)No gain or loss will be recognized by the Acquired Funds upon the transfer of all of their assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of each Acquired Fund’s liabilities or upon the distribution of the Acquiring Fund Shares to the Acquired Funds’ shareholders solely in exchange for their shares of the Acquired Funds in complete liquidation of the Acquired Funds.
(c)No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the Acquired Funds in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Funds.
(d)The adjusted tax basis of the assets of the Acquired Funds received by the Acquiring Fund will be the same as the adjusted tax basis of such assets to the Acquired Funds immediately prior to the Reorganization.
(e)The holding period of the assets of the Acquired Funds received by the Acquiring Fund will include the holding period of those assets in the hands of the Acquired Funds immediately prior to the Reorganization.
(f)No gain or loss will be recognized by the shareholders of the Acquired Funds upon the exchange of their Acquired Funds’ Shares for the Acquiring Fund Shares (including fractional shares to which they may be entitled) and the assumption by the Acquiring Fund of the liabilities of the Acquired Funds.
(g)The aggregate adjusted tax basis of the Acquiring Fund Shares received by the shareholders of the Acquired Funds (including fractional shares to which they may be entitled) pursuant to the Reorganization will be the same as the aggregate adjusted tax basis of the Acquired Funds’ Shares held by the Acquired Funds’ shareholders immediately prior to the Reorganization.
(h)The holding period of the Acquiring Fund Shares received by the shareholders of the Acquired Funds (including fractional shares to which they may be entitled) will include the holding period of the Acquired Funds’ Shares surrendered in exchange therefore, provided that the Acquired Funds’ Shares were held as a capital asset on the Closing Date.
No opinion will be expressed as to the effect of the Reorganization on (i) the Acquired Funds or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any Acquired Funds or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.
Such opinion shall be based on customary assumptions, limitations and such representations as Schiff Hardin LLP may reasonably request, and the Acquired Funds and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this paragraph 6.3.4.
6.3.5U.S. Bank shall have delivered such certificates or other documents as set forth in paragraph 3.2.
6.3.6The Transfer Agent shall have delivered to the Trust a certificate of its authorized officer as set forth in paragraph 3.3.
6.3.7The Acquiring Fund shall have issued and delivered to the Secretary of the Acquired Funds the confirmation as set forth in paragraph 3.3.
6.3.8Each party shall have delivered to the other such bills of sale, checks, assignments, receipts or other documents as reasonably requested by such other party or its counsel.
ARTICLE VII
INDEMNIFICATION
7.1Indemnification by the Acquiring Fund. The Trust, solely out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless the Acquired Funds, and their trustees, officers, employees and agents (the “Trust Acquired Funds Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Trust Acquired Funds Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquiring Fund or the members of the Acquiring Fund’s Board or its officers prior to the Closing Date, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquired Fund or its respective trustees, officers or agents.
7.2Indemnification by the Acquired Funds. The Trust, solely out of each Acquired Fund’s assets and property, agrees to indemnify and hold harmless the Acquiring Fund, and their trustees, officers, employees and agents (the “Trust Acquiring Fund Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Trust Acquiring Fund Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquired Funds of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to he committed by the Acquired Funds or the members of the Acquired Funds’ Board or its officers prior to the Closing Date, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquiring Fund or its respective trustees, officers or agents.
7.3Liability of the Trust. The Trust understands and agrees that the obligations of either the Acquired Funds or the Acquiring Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of the Trust personally, but bind only the Acquired Funds and the Acquired Funds’ property or the Acquiring Fund and the Acquiring Fund’s property. Moreover, no series of the Trust other than the Acquired Funds or Acquiring Fund shall be responsible for the obligations of the Trust hereunder, and all persons shall look only to the assets of the Acquired Funds to satisfy the obligations of the Acquired Funds and to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder. The Trust represents that it has notice of the provisions of the Declaration of Trust of the Trust disclaiming such shareholder and trustee liability for acts or obligations of the Acquired Funds or Acquiring Fund.
ARTICLE VIII
BROKERAGE FEES AND EXPENSES
8.1No Broker or Finder Fees. The Acquiring Fund and the Acquired Funds represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein,
8.2 Expenses of Reorganization . The expenses relating to the proposed Reorganization, whether or not consummated, will be borne by O’Shaughnessy Asset Management, LLC. The costs of the Reorganization shall include, but not be limited to: costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing, printing and distributing the Information Statement and prospectus supplements of the Acquired Funds relating to the Reorganization, and winding down the operations and terminating the existence of the Acquired Funds; explicit transaction costs associated with the repositioning of the Acquiring Fund’s portfolio; legal fees of counsel to each of the Acquired Funds and Acquiring Fund, including those incurred in connection with the preparation of legal opinions, and accounting fees with respect to the Reorganization and the Information Statement; and all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.
ARTICLE IX
AMENDMENTS AND TERMINATION
9.1Amendments. This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust or the Trust, on behalf of either the Acquired Funds or the Acquiring Fund, respectively; provided, however, that following the approval of this Agreement by the Board of Trustees of the Acquired Funds pursuant to paragraph 6.3.1 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Funds Shareholders under this Agreement to the detriment of such shareholders without the Board of Trustees’ further approval.
9.2Termination. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board of Trustees of the Trust on behalf of the Acquired Funds or the Acquiring Fund, respectively, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board of Trustees, make proceeding with the Agreement inadvisable.
ARTICLE X
NOTICES
Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:
If to the Trust:

Advisors Series Trust
615 East Michigan Street
Milwaukee, WI 53202
Attention: Emily R. Enslow, Esq.
With copies (which shall not constitute notice) to:

Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103
Attention: Domenick Pugliese, Esq.
If to O’Shaughnessy Asset Management, LLC:

O’Shaughnessy Asset Management, LLC
6 Suburban Avenue
Stamford, Connecticut 06901
Attention: Raymond Amoroso, III, Esq., Chief Compliance Officer

ARTICLE XI
MISCELLANEOUS
11.1Entire Agreement. The Trust agrees that it has not made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Funds, respectively, not set forth herein, and that this Agreement constitutes the entire agreement between the parties.
11.2Survival. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith, and the obligations with respect to indemnification of the Acquired Funds and Acquiring Fund contained in paragraphs 7.1 and 7.2, shall survive the Closing.
11.3Headings. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
11.4Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.
11.5Assignment. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
11.6Counterparts. This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all taken together shall constitute one agreement.
IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the [ ] day of [ ], 2019.

ADVISORS SERIES TRUST ON BEHALF OF THE ACQUIRING FUND By: Name: Jeffrey T. Rauman Title: President	ADVISORS SERIES TRUST ON BEHALF OF THE O’SHAUGHNESSY ALL CAP CORE FUND By: Name: Jeffrey T. Rauman Title: President
ADVISORS SERIES TRUST ON BEHALF OF THE O’SHAUGHNESSY ENHANCED DIVIDEND FUND By: Name: Jeffrey T. Rauman Title: President
Solely for purposes of paragraph 8.2 O’SHAUGHNESSY ASSET MANAGEMENT, LLC By: Name: Title:

Appendix A-4

Appendix B
Investment Policies and Restrictions
The investment policies and restrictions of the Market Leaders Value Fund, the All Cap Core Fund and the Enhanced Dividend Fund are described below. Unless otherwise specified, the investment restrictions and limitations are considered to be “fundamental” policies, and as such, may not be changed without approval of the holders of a “majority of the outstanding voting securities” (as that term is defined in the 1940 Act) of the Market Leaders Value Fund, the All Cap Core Fund and the Enhanced Dividend Fund, respectively. The investment objectives for the Market Leaders Value Fund, the All Cap Core Fund and the Enhanced Dividend Fund are non-fundamental and may be changed without shareholder approval.

Fundamental Investment Limitations
Borrowing	A Fund may not borrow money or issue senior securities to the extent permitted by the Investment Company Act.
Concentration
A Fund may not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund’s investments in that industry would equal or exceed 25% of the current value of a Fund’s total assets, provided that this restriction does not limit a Fund’s investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, or (iii) repurchase agreements, subject to the limitations of the 1940 Act.

Diversification
With respect to 75% of each Fund’s total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (not including federal government securities) or acquire more than 10% of any class of the outstanding voting securities of any one issuer, except that a Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

Underwriting Activities
A Fund may not underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Making Loans
A Fund may not make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

Purchases and Sales of Real Estate
A Fund may not purchase or sell real estate, except that, to the extent permitted by law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

Purchases and Sales
A Fund may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities

Appendix B-1

Issuance of Senior Securities	A Fund may not issue senior securities except pursuant to Section 18 of the 1940 Act, the rules and regulations thereunder, and any applicable exemptive or interpretive relief.
Non-Fundamental Limitations
Exercise Control
A Fund may not make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

Short Selling and Securities on Margin	A Fund may not sell securities short or purchase securities on margin.
Illiquid Securities	A Fund may not hold, in the aggregate, more than 15% of its net assets in illiquid securities.
Investment Policy Changes (Enhanced Dividend Fund Only)
The Enhanced Dividend Fund may not make any change to its investment policy of investing at least 80% of its net assets in investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least 60 days’ prior written notice.

Appendix B-2

Appendix C
SHAREHOLDER INFORMATION FOR THE MARKET LEADERS VALUE FUND
How to Contact the Fund

Write to us at: O’Shaughnessy Market Leaders Value Fund c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	Overnight address: O’Shaughnessy Market Leaders Value Fund c/o U.S. Bank Global Fund Services 615 E. Michigan Street, Third Floor Milwaukee, WI 53202-5207
Telephone us at: 1-877-291-7827 (toll free)	Visit our website at: www.osfunds.com

General Information
You may purchase shares of a Fund class or sell (redeem) such shares on each weekday that the New York Stock Exchange (“NYSE”) is open. Under unusual circumstances, a Fund class may accept and process shareholder orders when the NYSE is closed if deemed appropriate.

You may purchase shares of a Fund class or sell (redeem) such shares at the NAV of a share of that Fund class next calculated (minus any redemption/exchange fee in the case of redemptions or exchanges) after the Fund or an authorized financial intermediary receives your request in proper form.

When and How NAV is Determined
The Fund’s share price is known as its NAV. The NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV). The NAV takes into account the expenses and fees of the Fund, including management, administration and other fees, which are accrued daily. The Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in proper form (as described below under “How to Purchase Shares”) by the Transfer Agent or a financial intermediary by 4:00 p.m., Eastern Time will be processed based on that day’s NAV. Transaction orders received after 4:00 p.m., Eastern Time will be based on the next day’s NAV. The Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. The Fund does not determine the NAV of its shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share). Fair value determinations may be made as described below under procedures as adopted by the Fund’s Board of Trustees.

Fair Value Pricing. The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAVs and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies. The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable. Valuing securities at fair value involves reliance on judgment. Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed by the Board. There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Retirement Accounts
The Fund offers prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-877-291-7827 for information on:

Appendix C-1

•	Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

•	Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. You may be charged a $15 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

Minimum Investments
To purchase shares of the Fund, you must make at least the minimum initial investment (or subsequent investment) as shown in the table below. The minimum investment requirements may be waived from time to time.

Type of Account	To Open Your Account	To Add to Your Account
Class I
Institutional Accounts, IRAs, High Net Worth Individuals	$10,000	No minimum
AIP Accounts	$10,000	$100

How to Buy Shares
This section explains how you can purchase shares of the O’Shaughnessy Market Leaders Value Fund. If you’re opening a new account, an account application is available online at www.osfunds.com or by calling 1-877-291-7827. For Fund shares held through brokerage and other types of accounts, please consult your financial intermediary.

Buying Shares	Opening an Account	Adding to an Account
Through a Financial Intermediary	Contact your Financial Intermediary	Contact your Financial Intermediary
By Mail (with Check)	Mail your completed application (along with other required documents) and a check to: O’Shaughnessy Market Leaders Value Fund c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701
You may purchase additional shares of the Fund by sending a check, with the stub from an account statement, to the Fund at the address below. Please also write your account number on the check. If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check. If you want to invest additional money by wire, it is important for you to first call the Funds at 1-877-291-7827.

O’Shaughnessy Market Leaders Value Fund
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701

Appendix C-2

Buying Shares	Opening an Account	Adding to an Account
By Wire
If you are making your first investment in the Fund, before you wire funds, please contact the Fund by phone to make arrangements with a telephone service representative to submit your completed account application via mail, overnight delivery or facsimile. Upon receipt of your completed account application, your account will be established and a service representative will contact you to provide your new account number and wiring instructions.

You may then instruct your bank to initiate the wire. Prior to sending the wire, please call the Fund at 1‑877-291-7827 to advise them of the wire and to ensure proper credit upon receipt. Your bank must include the Fund’s name, your name and account number so that your wire can be correctly applied.
Prior to sending the wire, please call the Fund at 1‑877-291-7827 to advise them of the wire and to ensure proper credit upon receipt.
By Telephone	Not accepted for initial purchases
If your account has been open for at least 15 days and you have authorized telephone purchase privileges on the account, you may purchase additional shares using the bank account on record by calling 1-877-291-7827.

By Automatic Investment Plan	Not accepted for initial purchases
Complete the Automatic Investment Plan section of the application or submit a letter of instruction if your account was opened without this being done.
Attach a voided check to your application or letter of instruction.
Mail the completed application or letter and voided check.
Your purchase will be electronically debited from the bank account on record as directed in your request.

General Notes for Buying Shares
Unless purchased through a Financial Intermediary, all investments must be made by check, ACH, or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. In the absence of the granting of an exception consistent with the Trust’s anti-money laundering procedures, the Fund does not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier’s checks in amounts less than $10,000, or traveler’s check). The Fund is unable to accept post‑dated checks, post‑dated on-line bill pay checks, or any conditional order or payment.

Checks for all accounts, including individual, sole proprietorship, or joint, the check must be made payable to “OSAM Funds.” A $25 charge may be imposed on any returned payment; you will also be responsible for any losses suffered by the Fund as a result.

ACH refers to the “Automated Clearing House” System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this

Appendix C-3

service. A $25 charge may be imposed on any rejected transfers; you will also be responsible for any losses suffered by the Fund as a result.

Wires instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

Purchase through Financial Intermediaries. You may buy and sell shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). Your order will be priced based on a Fund’s NAV next computed after it is received by a Financial Intermediary. A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records. The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services. Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Financial Intermediaries are responsible for placing your order correctly and promptly with the Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Fund’s Prospectus. If you transmit your order with these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, your order will be priced based on the Fund’s NAV next computed after it is received by the Financial Intermediary. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Purchase by Mail. Follow the instructions outlined in the table above. The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, a deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’ post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Purchase by Wire. If you are making your first investment in the Fund, before you wire funds, please contact the Funds by phone to make arrangements with a telephone service representative to submit your completed account application via mail, overnight delivery or facsimile. Upon receipt of your completed account application, your account will be established and a service representative will contact you to provide your new account number and wiring instructions. If you do not receive this information within one business day, you may call the Transfer Agent at 1-877-291-7827.

You may then instruct your bank to initiate the wire. Prior to sending the wire, please call the Funds at 1‑877-291-7827 to advise them of the wire and to ensure proper credit upon receipt. Your bank must include the Fund’s name, your name and account number so that your wire can be correctly applied. Your bank should transmit immediately available funds by wire to:

Instruct your bank to send the wire to:
U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #: 075000022
Credit: U.S. Bancorp Fund Services, LLC
A/C #112-952-137
FFC: O’Shaughnessy Market Leaders Value Fund
               Shareholder Registration
               Shareholder Account Number

Wired funds must be received prior to 4:00 p.m., Eastern Time, or the close of the NYSE, whichever is earlier, to be eligible for same day pricing. Neither the Fund nor U.S. Bank N.A. is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions. Please contact the Transfer Agent prior to sending a wire in order to ensure proper credit. If you are making a subsequent purchase, your bank should wire funds as indicated above. It is essential that your bank include complete information about your

Appendix C-4

account in all wire instructions. If you have questions about how to invest by wire, you may call the Transfer Agent at 1-877-291-7827. Your bank may charge you a fee for sending a wire payment to the Fund.

Purchase by Telephone. Unless you have declined the purchase by telephone option on your account application and if your account has been open for at least 15 calendar days, you may purchase additional shares by calling the Transfer Agent at 1-877-291-7827. You may not make your initial purchase of Fund shares by telephone. Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the ACH network. You must have banking information established on your account prior to making a telephone purchase. Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions. If your order is received prior to 4:00 p.m., Eastern Time, or the close of the NYSE, whichever is earlier, shares will be purchased at the appropriate share price next calculated. For security reasons, requests by telephone may be recorded. Once you place a telephone transaction request, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).

Automatic Investment Plan. You may make regular monthly, quarterly, semi-annual or annual investments in the Fund using the AIP. In order to participate in the AIP, your financial institution must be an Automated Clearing House (“ACH”) member. An ACH debit is drawn electronically against your account at a financial institution of your choice for investment into the Fund on the day of the month you selected. There is no charge by the Fund for this service. The Fund may terminate or modify this privilege at any time. You may terminate or modify your participation by notifying the Transfer Agent by telephone or in writing at least five calendar days prior to the effective date. Once the initial minimum investment is made, the subsequent minimum investment amount is $100. A request to change bank information may require a signature authentication from a Signature Validation Program member or other acceptable financial institution source. Additionally, the Transfer Agent will charge a $25 fee for any payment returned as unpaid. You will also be responsible for any losses suffered by the Funds as a result. To establish the AIP, an investor must complete the appropriate section of the account application. For additional information on the AIP, please call the Transfer Agent at 1-877-291-7827.

How to Sell Shares
The Fund processes redemption orders received in good order, promptly. Generally, the Fund typically expects that it will take one to three days following the receipt of your redemption request to pay out redemption proceeds; however, while not expected, payment of redemption proceeds may take up to seven days. As described below, you may receive proceeds of your sale in a check, ACH, or federal wire transfer. If the Fund class has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.

Appendix C-5

Selling Shares
Through a Financial Intermediary	Contact your Financial Intermediary
By Mail
You may redeem your shares by simply sending a written request to the Fund. Please provide the Fund’s name, your name, account number and state the number of shares or dollar amount you would like redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. Please have the signatures guaranteed, if applicable. No redemption requests will become effective until all documents have been received in good order by the Transfer Agent. “Good order” means your redemption request includes: (1) the name of the Fund, (2) the number of shares or dollar amount to be redeemed, (3) the account number and (4) signatures by all of the shareholders whose names appear on the account registration.

By Wire
Wire redemptions are only available if your redemption is for $1,000 or more and you did not decline wire redemption privileges on your account application.
Call us with your request (unless you declined telephone redemption privileges on your account application) (See “By Telephone”) or
Mail us your request (See “By Mail”).

By Telephone
Unless you have declined the redemption by telephone option on the account application, you may redeem shares, up to $100,000, on any business day the NYSE is open by calling the Transfer Agent at 1-877-291-7827 before the close of trading on the NYSE. Redemption proceeds will be sent on the next business day to the address that appears on the Transfer Agent’s records. If you request, redemption proceeds will be wired on the next business day to your designated bank account, or sent via electronic funds transfer through the ACH network to your predetermined bank account. The minimum amount that may be wired is $1,000. Wire charges, currently $15, will be applied. If you are redeeming your entire account balance or a specific share amount, the fee will be deducted from the proceeds. In the case of a partial redemption or the redemption of a specific dollar amount, the fee will be deducted from your remaining account balance. There is no charge to have proceeds sent by electronic funds transfer and credit is typically available in two to three business days.

Systematic Withdrawal Plan (“SWP”)
The Fund offers a SWP whereby you may request a predetermined amount be sent to you monthly, quarterly or annually. If you elect this method of redemption, the Fund will send a check to your address of record or will send the payment via electronic funds transfer through the ACH network directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. To start the SWP, your account must have Fund shares with a value of at least $50,000, and the minimum payment amount is $2,500. The SWP may be terminated or modified by you or the Funds at any time without charge or penalty. Termination and modification of your SWP should be provided to the Transfer Agent five calendar days prior to the next withdrawal. A withdrawal under the SWP involves a redemption of shares of a Fund, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted. The redemption fee will be waived on sales of Fund shares due to participation in the SWP.

General Notes for Selling Shares
In general, orders to sell or “redeem” shares may be placed either directly with the Fund, the Transfer Agent or with your Financial Intermediary. You may redeem part or all of a Fund’s shares at the next determined NAV after a Fund receives your order. You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern

Appendix C-6

Time, to obtain that day’s closing NAV. Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

Through a Financial Intermediary. You may redeem Fund shares through your Financial Intermediary. Redemptions made through a Financial Intermediary may be subject to procedures established by that institution. Your Financial Intermediary is responsible for sending your order to the Fund and for crediting your account with the proceeds. For redemption through Financial Intermediaries, orders will be processed at the NAV per share next effective after receipt of the order by the Financial Intermediary. Please keep in mind that your Financial Intermediary may charge additional fees for its services. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

By Mail. You may redeem your shares by simply sending a written request to the Funds. Please provide the Fund’s name, your name, account number and state the number of shares or dollar amount you would like redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. Please have the signatures guaranteed, if applicable. No redemption requests will become effective until all documents have been received in good order by the Transfer Agent. “Good order” means your redemption request includes: (1) the name of the Fund, (2) the number of shares or dollar amount to be redeemed, (3) the account number and (4) signatures by all of the shareholders whose names appear on the account registration. Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in good order. Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, a deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Telephone or Wire Redemption. Unless you have declined the redemption by telephone option on the account application, you may redeem shares, up to $100,000, on any business day the NYSE is open by calling the Transfer Agent at 1-877-291-7827 before the close of trading on the NYSE. Redemption proceeds will be sent on the next business day to the address that appears on the Transfer Agent’s records. If you request, redemption proceeds will be wired on the next business day to your designated bank account, or sent via electronic funds transfer through the ACH network to your predetermined bank account. The minimum amount that may be wired is $1,000. Wire charges, currently $15, will be applied. If you are redeeming your entire account balance or a specific share amount, the fee will be deducted from the proceeds. In the case of a partial redemption or the redemption of a specific dollar amount, the fee will be deducted from your remaining account balance. There is no charge to have proceeds sent by electronic funds transfer and credit is typically available in two to three business days. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 15 calendar days before the redemption request. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time). If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

By establishing telephone redemption privileges, you authorize the Funds and their Transfer Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the financial institution account designated on the account application. The Funds and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions. If these normal identification procedures are followed, neither the Funds nor the Transfer Agent will be liable for any loss, liability, or cost that results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The Funds may change, modify, or terminate these privileges at any time upon at least 60 days’ notice to shareholders.

You may request telephone redemption privileges after your account is opened; however, the request may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a

Appendix C-7

financial institution source. Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

Systematic Withdrawal Program. The Funds offer a SWP whereby you may request a predetermined amount be sent to you monthly, quarterly or annually. If you elect this method of redemption, the Fund will send a check to your address of record or will send the payment via electronic funds transfer through the ACH network directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. To start the SWP, your account must have Fund shares with a value of at least $50,000, and the minimum payment amount is $2,500. The SWP may be terminated or modified by you or the Funds at any time without charge or penalty. Termination and modification of your SWP should be provided to the Transfer Agent five calendar days prior to the next withdrawal. A withdrawal under the SWP involves a redemption of shares of a Fund, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted. The redemption fee will be waived on sales of Fund shares due to participation in the SWP.

Exchange Privileges
You may exchange your Fund shares of the same class for shares of certain other OSAM Funds. Be sure to confirm with the Transfer Agent that the Fund into which you exchange is available for sale in your state. Not all Funds available for exchange may be available for purchase in your state. Because exchanges are a sale and purchase of shares, you will realize a taxable gain or loss.

Requirements.       Exchanges may only be made between like share classes. You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. Before exchanging into a Fund, read about the Fund in its Prospectus. Exchanges are considered a sale and purchase of Fund shares for tax purposes and may be taxed as short-term or long-term capital gain or loss depending on the period shares are held, subject to certain limitations on the deductibility of losses. Each Fund reserves the right to refuse exchange purchases by any person or group if, in the Adviser’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. If you did not decline telephone options on your account application, you can make a telephone request to exchange your shares for an additional $5 fee. You may exchange between existing accounts for any amount.

Exchanging Shares
Through a Financial Intermediary	Contact your Financial Intermediary
By Mail
Prepare a written request including:
Your name(s) and signature(s)
Your account number
The names of each fund (and class) you are exchanging
The dollar amount or number of shares you want to sell (and exchange)
Open a new account and complete an account application if you are requesting different shareholder privileges
Mail the Transfer Agent your request and documentation.

By Telephone
Call the Transfer Agent with your request (unless you declined telephone redemption privileges on your account application)
Provide the following information:
Your account number
Exact name(s) in which account is registered
Additional form of identification.

Appendix C-8

Account and Transaction Polices

Tools to Combat Frequent Transactions. The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. The Fund discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Funds’ performance. The Fund takes steps to reduce the frequency and effect of these activities in the Fund. These steps include monitoring trading activity, imposing redemption fees and using fair value pricing. Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur. Further, while the Funds make efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries. The Fund seeks to exercise judgment in implementing these tools in a manner that is consistent with shareholder interests.

Proceeds. Generally, the Funds typically expect that it will take one to three days following the receipt of your redemption request to pay out redemption proceeds; however, while not expected, payment of redemption proceeds may take up to seven days. Shareholders may receive proceeds of your sale in a check, ACH, or federal wire transfer.

Check Clearance. The proceeds from a redemption request may be delayed up to 15 calendar days from the date of the receipt of a purchase check until the check clears. If the check does not clear, you will be responsible for any losses suffered by the relevant Fund as well as a $25 service charge imposed by the Transfer Agent. This delay can be avoided by purchasing shares by wire.

Suspension of Redemptions. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the SEC. Specifically, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of a Fund’s shareholders.

Signature Guarantees. A signature guarantee of each account owner, from either a Medallion program member or a non-Medallion program member, is required in the following situations:

—     When ownership is being changed on your account;

—     When redemption proceeds are payable to or sent to any person, address or bank account not on record;

—	When a redemption is received by the Transfer Agent and the account address has changed within the last 15 calendar days; and/or

—     For all redemptions in excess of $100,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program. A notary public is not a signature guarantor.

Appendix C-9

Customer Identification Program. In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program. As requested on the account application, you must provide your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-877-291-7827 if you need assistance when completing your account application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

No Certificates. The Funds do not issue share certificates.

Right to Reject Purchases. The Fund reserves the right to reject any purchase request for any reason. Generally, the Fund will do this if the purchase is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading). The Fund also reserves the right to reject any purchase request that does not contain all required documentation.

Redemption In-Kind. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act. Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of the Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash. The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (redemption-in-kind). It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash. A redemption, whether in cash or in-kind, is a taxable event for you.

Small Accounts. The Fund reserves the right to redeem all shares in your account if your balance falls below a $500 due to redemption activity. If, within 30 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

Householding. In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-291-7827 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Confirmations. If you purchase shares directly from the Fund, you will receive monthly statements detailing Fund balances and all transactions completed during the prior month and a confirmation of each transaction. Automatic reinvestments of distributions and systematic investments/withdrawals may be confirmed only by monthly statement. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and monthly statements.

Shareholder Servicing Plan
The Board has approved a Shareholder Servicing Plan (“Service Plan”) for Class I shares of the Fund. Under the Service Plan, Class I shares of the Funds may pay service fees of up to 0.15% of average daily net assets to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other

Appendix C-10

group accounts or accounts traded through registered securities clearing agents. As these fees are paid out of the Funds’ assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Adviser has voluntarily agreed to limit the accrual of the shareholder servicing plan fees for the Class I shares of the Funds to 0.00% through November 27, 2019.

Additional Payments to Dealers
he Adviser, out of its own resources, and without additional cost to the Fund or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds. Such payments and compensation are in addition to distribution and service fees paid by the Funds. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on its sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

The Fund has policies and procedures in place for the monitoring of payments to broker-dealers and other financial intermediaries for distribution-related activities and the following non-distribution activities: sub-transfer agent, administrative, and other shareholder services.

Distributions
Each Fund intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As regulated investment companies, each Fund will not be subject to federal income tax if it distributes its taxable income as required by the tax law and satisfies certain other requirements that are described in the SAI.

Dividends from net investment income, if any, normally are declared and paid by the Funds in December, except for the O’Shaughnessy Enhanced Dividend Fund which pays dividends from net investment income on a monthly basis. Capital gain distributions, if any, are also normally made in December, but a Fund may make an additional payment of dividends or capital gain distributions if it deems it desirable at another time during any year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; (2) receive capital gain distributions in cash while reinvesting dividends in additional Fund shares; or (3) receive all distributions in cash. Distributions are taxable whether received in cash or additional Fund shares.

If you elect to receive any distributions paid in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at the Fund’s current NAV per share, and to reinvest all subsequent distributions. If you wish to change your distribution option, notify the Transfer Agent in writing or by telephone at 1-877-291-7827 at least five days in advance of the payment date of the distribution.

Taxes
The Fund intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, the Fund will not be subject to federal income tax if it distributes its taxable income as required by the tax law and satisfies certain other requirements that are described in the SAI.

Dividends from net investment income, if any, normally are declared and paid by the Funds in December, except for the O’Shaughnessy Enhanced Dividend Fund which pays dividends from net investment income on a monthly basis. Capital gain distributions, if any, are also normally made in December, but a Fund may make an additional payment of dividends or capital gain distributions if it deems it desirable at another time during any year.

Appendix C-11

Any dividend or capital gain distribution paid by the Funds has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution. You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in an economic sense, a partial return of capital to you.

Distributions made by the Funds will be taxable to shareholders whether received in shares (through reinvestment) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income or, under current law, as qualified dividend income, provided certain holding period and other requirements are met. Distributions reported as capital gain dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held. There is no requirement that the Funds take into consideration any tax implications to shareholders when implementing their investment strategies. Shareholders should note that the Funds may make taxable distributions of income and capital gains even when share values have declined. Depending on the composition of its underlying investments, a portion of ordinary income dividends paid by each Fund may be qualified dividend income eligible for taxation at long-term capital gain rates for individual investors, provided that certain holding period and other requirements are met. Generally none or only a small portion of the income dividends paid to you as a result of a Fund’s investment in REITs is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates. The eligibility for qualified dividend tax rates depends on the underlying investments of a Fund. Some or all of your distributions may not be eligible for this preferential tax rate. A 3.8% surtax applies to the net investment income, which generally will include dividends and capital gains from an investment in a Fund, of individual shareholders with adjusted gross income over $200,000 for single filers and $250,000 for married joint filers Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in the following January are taxable as if received the prior December.

For taxable years beginning after 2017 and before 2025, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S Corporation. For this purpose, “qualified business income” generally includes ordinary REIT dividends and income derived from master limited partnership (“MLP”) investments. There is currently no mechanism for the Funds, to the extent that the Funds invest REITs or MLPs, to pass through to non-corporate shareholders the character or ordinary REIT dividends or income derived from master limited partnership (“MLP”) investments. There is currently no mechanism for the Funds, to the extent that the Funds invest in REITs or MLPs, to pass through to non-corporate shareholders the character of ordinary REIT dividends or income derived from MLP investments so as to allow such shareholders to claim this deduction. It is uncertain whether future legislation or other guidance will enable the Fund to pass through to non-corporated shareholders the ability to claim this deduction.

By law, the Funds must withhold as backup withholding a percentage (currently 24%), at a rate under section 3406 of the Code for U.S. residents, of your taxable distributions and redemption proceeds if you do not provide your correct Social Security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Funds to do so.

If you sell or exchange your Fund shares, it is a taxable event for you. Depending on the purchase and sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction and your investment in the Funds. The Code limits the deductibility of capital losses in certain circumstances.

Additional information related to the tax status of the Funds and the tax consequences of investing in them is contained in the SAI. Tax consequences are not the primary consideration of the Funds in making investment decisions. You should consult your own adviser concerning federal, state and local taxation of distributions from the Funds.

Portfolio Holdings. A description of each Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the Fund’ SAI.

Appendix C-12

Policy on Prohibition of Foreign Shareholders. Shares of the Fund have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Canceled or Failed Payments. The Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled within 2 business days of bank notification. You will be responsible for any actual losses or expenses incurred by a Fund or the Transfer Agent as a result of the cancellation, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange (purchase side only) due to nonpayment.

Lost Shareholders, Inactive Accounts and Unclaimed Property.  It is important that the Fund maintain a correct address for each shareholder.  An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund.  Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account.  If the Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned.  Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The shareholder’s last known address of record determines which state has jurisdiction.  Please proactively contact the Transfer Agent toll-free at 1-877-291-7827 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller.  Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Appendix C-13

Appendix D
FINANCIAL HIGHLIGHTS
It is anticipated that following the Reorganization, the Market Leaders Value Fund will be the accounting survivor of the All Cap Core Fund and the Enhanced Dividend Fund. The following financial highlights tables are intended to help you understand the All Cap Core Fund’s and the Enhanced Dividend Fund’s financial performance for the period shown below compared to the financial performance of the Market Leaders Value Fund for the period it has been in operations. Certain information reflects financial results for a single Fund share outstanding for the entire period. The total return presented in the table represents the rate that an investor would have earned on an investment in the Fund for the stated period (assuming reinvestment of all Fund distributions). The information presented in the tables below for the fiscal period ended July 31, 2018 has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request. The financial highlights tables on the following pages reflect selected per share data and ratios for a share outstanding of the Fund throughout each period. The following financial highlights tables reflect information for the Class A, Class C and Class I shares of the All Cap Core Fund and the Class I shares of the Enhanced Dividend Fund and the Market Leaders Value Fund for the fiscal period ended January 31, 2019.
O’Shaughnessy All Cap Core Fund

For a share outstanding throughout the period
Class A Shares

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31, 2018		Year Ended July 31, 2017	Year Ended July 31, 2016		Year Ended July 31, 2015	Year Ended July 31, 2014
Net asset value, beginning of period	$13.32		$16.85		$14.87	$15.91		$17.07	$15.98

Income from investment operations:
Net investment income†	0.08		0.17		0.20	0.18		0.17	0.12
Net realized and unrealized
gain/(loss) on investments	(1.37)		2.01		3.05	(0.01)		1.17	2.35
Total from investment operations	(1.29)		2.18		3.25	0.17		1.34	2.47

Less distributions:
From net investment income	(0.17)		(0.30)		(0.32)	(0.08)		(0.07)	(0.13)
From net realized
gain on investments	(2.30)		(5.41)		(0.95)	(1.16)		(2.43)	(1.25)
Total distributions	(2.47)		(5.71)		(1.27)	(1.24)		(2.50)	(1.38)

Redemption fees retained	—		0.00	†^	—	0.03	†	—	—

Net asset value, end of period	$9.56		$13.32		$16.85	$14.87		$15.91	$17.07

Total return	9.12%	++	16.06%		22.78%	1.45%		8.19%	15.89%

Ratios/supplemental data:

Appendix D-1

Net assets, end of period (thousands)	$1,102		$1,278	$1,916	$2,077	$2,379		$6,471

Ratio of expenses to average net assets:
Before fee waiver and expense
reimbursement/recoupment	3.71%	+	2.96%	2.01%	1.15%	1.03%		1.01%
After fee waiver and expense
reimbursement/recoupment	0.85%	+	0.85%	0.85%	0.85%	0.93%	#	1.23%

Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and expense
reimbursement/recoupment	(1.82%)	+	(0.91%)	0.13%	0.91%	0.93%		0.91%
After fee waiver and expense
reimbursement/recoupment	1.04%	+	1.20%	1.29%	1.21%	1.03%		0.69%

Portfolio turnover rate	36.76%	++	86.21%	60.54%	104.46%	81.23%		71.56%

+	Annualized.

++	Not annualized.

†	Based on average shares outstanding.

^	Amount is less than $0.01.

#	Effective January 1, 2015, the Advisor agreed to temporarily lower the net annual operating expense limit to 0.85%.

Appendix D-2

For a share outstanding throughout the period
Class C Shares

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015		Year Ended July 31, 2014
Net asset value, beginning of period	$12.63		$16.13	$14.30	$15.41	$16.68		$15.67

Income from investment operations:
Net investment income/(loss)†	0.02		0.12	0.08	0.07	0.04		(0.01)
Net realized and unrealized
gain/(loss) on investments	(1.29)		1.91	2.92	(0.02)	1.15		2.31
Total from investment operations	(1.27)		2.03	3.00	0.05	1.19		2.30

Less distributions:
From net investment income	(0.12)		(0.12)	(0.22)	—	(0.03)		(0.04)
From net realized
gain on investments	(2.30)		(5.41)	(0.95)	(1.16)	(2.43)		(1.25)
Total distributions	(2.42)		(5.53)	(1.17)	(1.16)	(2.46)		(1.29)

Redemption fees retained	—		—	—	—	—		0.00	†^

Net asset value, end of period	$8.94		$12.63	$16.13	$14.30	$15.41		$16.68

Total return	-9.45%	++	15.77%	21.83%	0.45%	7.40%		15.02%

Ratios/supplemental data:
Net assets, end of period (thousands)	$2,935		$4,009	$5,782	$8,521	$10,082		$10,139

Ratio of expenses to average net assets:
Before fee waiver and expense
reimbursement/recoupment	4.43%	+	3.31%	2.71%	1.90%	1.77%		1.76%
After fee waiver and expense
reimbursement/recoupment	1.60%	+	1.16%	1.60%	1.60%	1.67%	#	1.98%

Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and expense
reimbursement/recoupment	(2.55%)	+	(1.26%)	(0.54%)	0.17%	0.14%		0.18%
After fee waiver and expense

Appendix D-3

reimbursement/recoupment	0.28%	+	0.89%	0.57%	0.47%	0.24%	0.04%

Portfolio turnover rate	36.76%	++	86.21%	60.54%	104.46%	81.23%	71.56%

+	Annualized.

++	Not annualized.

†	Based on average shares outstanding.

^	Amount is less than $0.01.

#	Effective January 1, 2015, the Advisor agreed to temporarily lower the net annual operating expense limit to 1.60%.

Appendix D-4

For a share outstanding throughout the period
Class I Shares

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31, 2018		Year Ended July 31, 2017		Year Ended July 31, 2016		Year Ended July 31, 2015		Year Ended July 31, 2014
Net asset value, beginning of period	$13.15		$16.73		$14.77		$15.84		$17.04		$15.95

Income from investment operations:
Net investment income†	0.07		0.22		0.24		0.21		0.20		0.16
Net realized and unrealized
gain/(loss) on investments	(1.34)		1.97		3.03		(0.01)		1.18		2.35
Total from investment operations	(1.27)		2.19		3.27		0.20		1.38		2.51

Less distributions:
From net investment income	(0.19)		(0.36)		(0.36)		(0.11)		(0.15)		(0.17)
From net realized
gain on investments	(2.30)		(5.41)		(0.95)		(1.16)		(2.43)		(1.25)
Total distributions	(2.49)		(5.77)		(1.31)		(1.27)		(2.58)		(1.42)

Redemption fees retained	—		0.00	†^	0.00	†^	0.00	†^	0.00	†^	0.00	†^

Net asset value, end of period	$9.39		$13.15		$16.73		$14.77		$15.84		$17.04

Total return	-9.01%	++	16.36%		23.14%		1.46%		8.49%		16.18%

Ratios/supplemental data:
Net assets, end of period (thousands)	$4,369		$5,652		$9,502		$65,615		$106,675		$119,470

Ratio of expenses to average net assets:
Before fee waiver and expense
reimbursement/recoupment	3.45%	+	2.72%		1.31%		0.90%		0.77%		0.76%
After fee waiver and expense
reimbursement/recoupment	0.60%	+	0.60%		0.60%		0.60%		0.67%	#	0.98%

Ratio of net investment income/(loss)

Appendix D-5

to average net assets:
Before fee waiver and expense
reimbursement/recoupment	(1.55%)	+	(0.62%)	0.91%	1.15%	1.15%	1.18%
After fee waiver and expense
reimbursement/recoupment	1.30%	+	1.50%	1.62%	1.45%	1.25%	0.96%

Portfolio turnover rate	36.76%	++	86.21%	60.54%	104.46%	81.23%	71.56%

+	Annualized.

++	Not annualized.

†	Based on average shares outstanding.

^	Amount is less than $0.01.

#	Effective January 1, 2015, the Advisor agreed to temporarily lower the net annual operating expense limit to 0.60%.

Appendix D-6

O’Shaughnessy Enhanced Dividend Fund

For a share outstanding throughout the period
Class I Shares

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015		Year Ended July 31, 2014
Net asset value, beginning of period	$12.22		$11.03	$9.87	$9.97	$13.59		$11.96

Income from investment operations:
Net investment income †	0.11		0.34	0.29	0.34	0.38		0.72
Net realized and unrealized
gain/(loss) on investments	(1.15)		1.19	1.17	(0.10)	(2.78)		1.60
Total from investment operations	(1.04)		1.53	1.46	0.24	(2.40)		2.32

Less distributions:
From net investment income	(0.13)		(0.34)	(0.30)	(0.34)	(0.44)		(0.68)
From net realized
gain on investments	—		—	—	—	(0.78)		(0.01)
Total distributions	(0.13)		(0.34)	(0.30)	(0.34)	(1.22)		(0.69)

Redemption fees retained †^	0.00		0.00	0.00	0.00	0.00		0.00

Net asset value, end of period	$11.05		$12.22	$11.03	$9.87	$9.97		$13.59

Total return	-8.48%	++	14.03%	15.02%	2.74%	-18.11%		19.64%

Ratios/supplemental data:
Net assets, end of period (thousands)	$6,745		$10,631	$11,195	$19,980	$37,492		$127,799

Ratio of expenses to average net assets:
Before fee waiver and expense
reimbursement/recoupment	2.58%	+	2.20%	1.86%	1.40%	0.94%	#	0.87%
After fee waiver and expense
reimbursement/recoupment	0.99%	+	0.99%	0.99%	0.99%	1.02%	#	0.99%

Ratio of net investment income
to average net assets:
Before fee waiver and expense
reimbursement/recoupment	0.46%	+	1.65%	1.89%	3.23%	3.34%		5.64%

Appendix D-7

After fee waiver and expense
reimbursement/recoupment	2.05%	+	2.86%	2.76%	3.64%	3.26%	5.52%

Portfolio turnover rate	27.14%	++	64.04%	37.49%	47.61%	50.89%	45.47%

+	Annualized.

++	Not annualized.

†	Based on average shares outstanding.

^	Amount is less than $0.01.

#	Includes expenses of Class A shares and Class C shares which converted to Class I shares on November 28, 2014.

Appendix D-8

O’Shaughnessy Market Leaders Value Fund

For a share outstanding throughout the period

Class I Shares

Appendix D-9

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31, 2018	Year Ended July 31, 2017	February 26, 2016* to July 31, 2016
Net asset value, beginning of period	$14.78		$13.26	$10.87	$10.00

Income from investment operations:
Net investment income†	0.09		0.22	0.22	0.08
Net realized and unrealized
gain/(loss) on investments	(1.41)		1.82	2.29	0.79
Total from investment operations	(1.32)		2.04	2.51	0.87

Less distributions:
From net investment income	(0.12)		(0.18)	(0.12)	—
From net realized
gain on investments	(0.77)		(0.34)	—	—
Total distributions	(0.89)		(0.52)	(0.12)	—

Redemption fees retained†^	0.00		0.00	0.00	0.00

Net asset value, end of period	$12.57		$14.78	$13.26	$10.87

Total return	-8.68%	++	15.58%	23.25%	8.70%	++

Ratios/supplemental data:
Net assets, end of
period (thousands)	$165,517		$140,048	$56,835	$15,284

Ratio of expenses to average net assets:
Before fee waiver and
expense reimbursement	0.60%	+	0.74%	1.20%	2.98%	+
After fee waiver and
expense reimbursement	0.60%	+	0.65%	0.65%	0.65%	+

Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and
expense reimbursement	1.73%	+	1.46%	1.23%	(0.63%)	+
After fee waiver and
expense reimbursement	1.73%	+	1.55%	1.78%	1.70%	+

Portfolio turnover rate	29.12%	++	50.95%	63.30%	2.32%	++

*	Commencement of operations

+	Annualized.

Appendix D-10

++	Not annualized.

†	Based on average shares outstanding.

^	Amount is less than $0.01.

Appendix D-11

PART B
STATEMENT OF ADDITIONAL INFORMATION
July 15, 2019
REORGANIZATION OF
O’SHAUGHNESSY ALL CAP CORE FUND
O’SHAUGHNESSY ENHANCED DIVIDEND FUND
Series of Advisors Series Trust
IN EXCHANGE FOR SHARES OF
O’SHAUGHNESSY MARKET LEADERS VALUE FUND
A series of Advisors Series Trust
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: 1-877-291-7827
This Statement of Additional Information dated July 15, 2019 (the “SAI”) is not a prospectus. An information statement/prospectus dated July 15, 2019 (the “information statement/prospectus”) related to the above referenced matter may be obtained from Advisors Series Trust (the “AST”), on behalf of the O’Shaughnessy Market Leaders Value Fund (the “Market Leaders Value Fund”), by writing or calling AST at the address and telephone number shown above. This SAI should be read in conjunction with such information statement/prospectus.
You should rely only on the information contained in this SAI and the information statement/prospectus. AST has not authorized others to provide additional information. This SAI is not an offer to sell securities in any state or jurisdiction where the offering cannot legally be made.
Table of Contents

i.	The Statement of Additional Information for the All Cap Core Fund, the Enhanced Dividend Fund and Market Leaders Value Fund, dated November 28, 2018.

ii.
The audited financial statements of the All Cap Core Fund, the Enhanced Dividend Fund and the Market Leaders Value Fund contained in the Annual Report of the All Cap Core Fund, the Enhanced Dividend Fund and the Market Leaders Value Fund for the fiscal year ended July 31, 2018.

iii.
The financial statements of the All Cap Core Fund, the Enhanced Dividend Fund and the Market Leaders Value Fund dated January 31, 2019, are incorporated by reference to the Semi-Annual Report of the Funds for the fiscal period ended January 31, 2019.

iv.
Pro forma financial information has not been prepared for the reorganization of the All Cap Core Fund and Enhanced Dividend Fund into the Market Leaders Value Fund because the combined net asset value of the All Cap Core Fund and Enhanced Dividend Fund of $12,144,813 does not exceed ten percent of the Market Leaders Value Fund’s net asset value of $186,705,164.00, as measured on June 26, 2019.

Incorporation by Reference
The following documents are incorporated by reference into this SAI:

•
The Statement of Additional Information for the All Cap Core Fund, dated November 28, 2018, is incorporated by reference to Post-Effective Amendment No. 860 to AST’s Registration Statement on Form N‑1A (File No. 811-07959), filed with the SEC on November 28, 2018.

•
The Statement of Additional Information for the Enhanced Dividend Fund, dated November 28, 2018, is incorporated by reference to Post-Effective Amendment No. 860 to AST’s Registration Statement on Form N 1A (File No. 811-07959), filed with the SEC on November 28, 2018.

Part B-1

•
The Statement of Additional Information for the Market Leaders Value Fund, dated November 28, 2018, is incorporated by reference to Post-Effective Amendment No. 860 to AST’s Registration Statement on Form N‑1A (File No. 811-07959), filed with the SEC on November 28, 2018.

•
The audited financial statements of the All Cap Core Fund, the Enhanced Dividend Fund and the Market Leaders Value Fund dated July 31, 2018 are incorporated by reference to the Annual Report of the All Cap Core Fund, the Enhanced Dividend Fund and the Market Leaders Value Fund for the fiscal year ended July 31, 2018, filed on Form N‑CSR (File No. 811-07959) with the SEC on October 11, 2018.

•
The unaudited financial statements of the All Cap Core Fund, the Enhanced Dividend Fund and the Market Leaders Value Fund dated January 31, 2019, are incorporated by reference to the Semi-Annual Report of the Funds for the fiscal period ended January 31, 2019, filed on Form N-CSRS (File No. 811-07959) with the SEC on April 11, 2019.

Part B-2

PART C
Other Information

Item 15.    Indemnification

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 16.    Exhibits

(1)
Agreement and Declaration of Trust dated October 13, 2018, was previously filed with the Post-Effective Amendment No. 866 to the Trust’s Registration Statement on Form N-1A on January 23, 2019, and is incorporated herein by reference.

(2)
Amended and Restated By-Laws dated June 27, 2002, were previously filed with Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(3)	Voting Trust Agreements - Not applicable

(4)	Form of Agreement and Plan of Reorganization - Filed as Appendix A to Part A.

(5)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

Part B-3

(6)
Investment Advisory Agreement dated August 16, 2010, was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(i) Amended Schedule A to the Investment Advisory Agreement dated September 11, 2014, was previously filed with Post-Effective Amendment No. 623 to the Registration Statement on Form N-1A on November 25, 2014, and is incorporated herein by reference.

(ii) Amended Schedule A to the Investment Advisory Agreement dated December 3, 2015, was previously filed with Post-Effective Amendment No. 699 to the Registration Statement on Form N-1A on February 24, 2016, and is incorporated herein by reference.
(iii) Amendment to the Investment Advisory Agreement dated August 1, 2017, was previously filed with Post-Effective Amendment No. 806 to the Registration Statement on Form N-1A on December 18, 2017, and is incorporated herein by reference.

(iv) Amended Schedule A to the Investment Advisory Agreement dated October 18, 2018, was filed previously with Post-Effective Amendment No. 860 to the Registration Statement on Form N-1A on November 28, 2018, and is incorporated herein by reference.

(7)
Distribution Agreement dated June 3, 2010, was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(i) First Amendment dated September 22, 2011, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(ii) Second Amendment dated December 3, 2015, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 699 to the Registration Statement on Form N-1A on February 24, 2016, and is incorporated herein by reference.

(8)	Bonus, profit or pension plans - Not applicable

(9)
Amended and Restated Custody Agreement dated December 6, 2012, was previously filed with Post-Effective Amendment No. 474 to the Trust’s Registration Statement on Form N-1A on January 23, 2013, and is incorporated herein by reference.

(i) Amendment dated September 16, 2014, to the Amended and Restated Custody Agreement was previously filed with Post-Effective Amendment No. 677 to the Registration Statement on Form N-1A on November 24, 2015, and is incorporated herein by reference.

(ii) Amendment dated December 3, 2015, to the Amended and Restated Custody Agreement was previously filed with Post-Effective Amendment No. 699 to the Registration Statement on Form N-1A on February 24, 2016, and is incorporated herein by reference.

(10)	Rule 12b-1 Plan and Rule 18f-3 Plan

(i)
Rule 12b-1 Distribution and Service Plan was previously filed with Post-Effective Amendment No. 323 to the Registration Statement on Form N-1A on June 16, 2010, and is incorporated herein by reference.

(A) Amended Schedule B dated October 17, 2011, to the Rule 12b-1 Distribution and Service Plan was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

Part B-4

(ii)
Amended and Restated Rule 18f-3 Multiple Class Plan dated July 9, 2014, was previously filed with Post-Effective Amendment No. 623 to the Registration Statement on Form N-1A on November 25, 2014, and is incorporated herein by reference.

(11)	Opinion and Consent regarding the validity of shares to be issued by the Registrant - filed herewith

(12)	Form of Opinion and Consent regarding certain tax matters - filed herewith.

(13)	Other Material Contracts

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A) Amendment dated June 3, 2010, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(B) Amendment dated September 22, 2011, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(C) Amendment dated December 3, 2015, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 699 to the Registration Statement on Form N-1A on February 24, 2016, and is incorporated herein by reference.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N‑1A on June 28, 2006, and is incorporated herein by reference.

(A) Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Trust’s Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(B) Amendment dated June 3, 2010, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(C) Amendment dated September 22, 2011, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(D) Amendment dated December 3, 2015, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 699 to the Registration Statement on Form N-1A on February 24, 2016, and is incorporated herein by reference.

Part B-5

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N‑1A on June 28, 2006, and is incorporated herein by reference.

(A) Amendment dated June 3, 2010, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(B) Amendment dated September 22, 2011, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(C) Amendment dated December 3, 2015, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 699 to the Registration Statement on Form N-1A on February 24, 2016, and is incorporated herein by reference.

(iv)
Operating Expenses Limitation Agreement dated August 16, 2010, was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(A) Amended Appendix A dated October 17, 2011, to the Operating Expenses Limitation Agreement was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(B) Amended Appendix A dated November 28, 2018, to the Operating Expenses Limitation Agreement was previously filed with Post-Effective Amendment No. 860 to the Registration Statement on Form N-1A on November 28, 2018, and is incorporated herein by reference.

(14)	Consent of Independent Registered Public Accounting Firm - filed herewith.

(15)	Not applicable

(16)	Powers of Attorney.

(i)
Powers of Attorney (Duree, Mertens, Rebhan, Redwine and Woolson) dated December 6, 2018, was previously filed with Post-Effective Amendment No. 866 to the Trust’s Registration Statement on Form N-1A on January 23, 2019, and is incorporated herein by reference.

(17)	Other Exhibits

(i)
The Prospectuses and Statement of Additional Information each dated November 28, 2018 of the O’Shaughnessy All Cap Core Fund, the O’Shaughnessy Enhanced Dividend Fund, and the O’Shaughnessy Market Leaders Value Fund was previously filed with Post-Effective Amendment No. 860 to the Trust’s Registration Statement on Form N-1A on November 28, 2018, and is incorporated herein by reference.

Part B-6

(ii)
The Semi-Annual Report to Shareholders of the O’Shaughnessy All Cap Core Fund, the O’Shaughnessy Enhanced Dividend Fund, and the O’Shaughnessy Market Leaders Value Fund for the Period Ended January 31, 2019 was previously filed on the Trust’s Form N-CSR with the SEC on April 4, 2019 and is incorporated by reference.

Item 17.    Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant undertakes to file an opinion of counsel supporting the tax consequences to shareholders discussed in the Prospectus in a post-effective amendment to this registration statement.

Part B-7

SIGNATURES
As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Milwaukee and State of Wisconsin, on the 3rd day of June, 2019.

Advisors Series Trust

By: /s/ Jeffrey T. Rauman
Jeffrey T. Rauman
President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below on June 3, 2019 by the following persons in the capacities indicated:

Signature	Title	Date

Gail S. Duree*	Trustee	June 3, 2019
Gail S. Duree

David G. Mertens*	Trustee	June 3, 2019
David G. Mertens

George J. Rebhan*	Trustee	June 3, 2019
George J. Rebhan

Raymond B. Woolson*	Trustee	June 3, 2019
Raymond B. Woolson

Joe D. Redwine*	Trustee	June 3, 2019
Joe D. Redwine

/s/ Cheryl L. King	Treasurer, Vice President and	June 3, 2019
Cheryl L. King	Principal Financial Officer

/s/ Jeffrey T. Rauman Jeffrey T. Rauman	President, Chief Executive Officer and Principal	June 3, 2019
Executive Officer

*By: /s/ Jeffrey T. Rauman
Jeffrey T. Rauman Attorney-In Fact pursuant to Power of Attorney

Part B-8

INDEX TO EXHIBITS

Exhibit Number	Description

(11)	Opinion and Consent regarding the validity of shares to be issued by the Registrant
(12)	Form of Opinion and Consent regarding certain tax matters
(14)	Consent of Independent Registered Public Accounting Firm

Part B-9